Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Annual Report

January 31, 2002

(2_fidelity_logos)

(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan Massachusetts Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Independent Auditors' Report	<Click Here>	The auditors' opinion
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan ® Massachusetts Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan® MA Municipal Income	5.54%	34.00%	88.71%
LB Massachusetts 3 Plus Year Enhanced	5.95%	36.34%	n/a*
Massachusetts Municipal Debt Funds Average	4.89%	28.23%	81.79%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Massachusetts 3 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Massachusetts investment-grade municipal bonds with maturities of three years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 56 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Income	5.54%	6.03%	6.56%
LB Massachusetts 3 Plus Year Enhanced	5.95%	6.40%	n/a*
Massachusetts Municipal Debt Funds Average	4.89%	5.09%	6.15%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Massachusetts Municipal Income Fund on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $18,871 - an 88.71% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,288 - a 92.88% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

Total Return Components

	Years ended January 31,
	2002	2001	2000	1999	1998
Dividend returns	4.73%	5.49%	4.57%	4.92%	5.47%
Capital returns	0.81%	7.62%	-8.27%	0.84%	4.74%
Total returns	5.54%	13.11%	-3.70%	5.76%	10.21%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.60¢	27.13¢	54.83¢
Annualized dividend rate	4.54%	4.48%	4.60%
30-day annualized yield	4.14%	-	-
30-day annualized tax-equivalent yield	6.73%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.93 over the past one month, $12.02 over the past six months and $11.93 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.45% combined federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan Massachusetts Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market enjoyed fairly steady performance throughout the 12-month period ending January 31, 2002, riding out some mild volatility on occasion to return 5.90% for the year, according to the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds. The unprecedented number of interest-rate reductions during 2001 was mostly a positive for muni bond investors. The Fed slashed rates 11 times during the year, lowering the fed funds target rate from 6.50% to 1.75%. Muni bonds - as most bonds do - typically perform well in a falling rate environment. Munis also benefited as a haven from stormy equity markets and from their attractively high tax-adjusted yields. But municipal bonds did struggle at times. The tragic events of September 11 resulted in a rush to the security of Treasuries in the weeks that followed. Recovery bonds issued by the state and city of New York added volume to an already supply-heavy muni market, which further tempered their performance. Investors also grew wary when it became apparent that the Fed had lowered rates about as much as they could. While these conditions caused a slight decline in muni prices, the securities held relatively steady and, in fact, outperformed all categories of investment-grade bonds in the final three months of the one-year period.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Massachusetts Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended January 31, 2002, the fund had a total return of 5.54%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 4.89% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 5.95%.

Q. What helped the fund outpace its Lipper peer average?

A. The fund benefited from my focus on securities that offered better value relative to other bonds based on credit quality and structure criteria. Throughout the year, for example, I took advantage of short-term market aberrations to buy bonds of a selected maturity within various maturity ranges that I felt were cheap relative to others in the category. In doing so, I anticipated selling them as their prices moved back into alignment with other municipal securities. Generally speaking, these trades were a plus for performance.

Annual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. How did your choices among bonds in various sectors affect performance?

A. Bonds issued by universities and transportation and water entities - which are backed by economically resilient fees, rather than taxes - were a major area of emphasis. That focus aided the fund's performance because bonds backed by taxes - such as general obligations - often lagged revenue bonds as tax receipts declined amid the slumping economy. Although general obligation bonds were the fund's top sector concentration at the end of the period, I kept the fund underweighted in them relative to the municipal market overall. Furthermore, I emphasized general obligation bonds issued by local entities, which performed reasonably well relative to state-issued bonds, because their fiscal situation proved more resilient to the recession and there was strong demand for their bonds during the year.

Q. Another large sector concentration at the end of the period was health care. How did the fund's holdings in that sector fare?

A. They performed quite well as operating performance improved, competitive pressures eased and the regulatory environment turned a bit more favorable. Careful security selection in the health care sector also was key, because there were plenty of hospitals and other health-care facilities that performed poorly as competition remained intense. I emphasized those facilities that dominated their service area with the ability to translate competitive strength into higher prices.

Q. How did your choices regarding credit quality affect performance?

A. Maintaining a defensive stance in regard to credit quality also was a plus during the year. By defensive, I'm referring to my focus on high-quality bonds. Throughout the year, I increased the fund's already high credit quality, with over 94% of its investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® by the end of the period. In addition, approximately half of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. I chose to emphasize high-quality bonds because I didn't feel that lower-quality bonds offered enough additional yield for their added risk and heightened susceptibility to an economic slowdown.

Q. Were there any disappointments?

A. Yes, there were. Bonds issued by the Massachusetts Port Authority - the operator of Logan Airport - lagged the overall municipal market in response to the developments of September 11. As air travel slumped, fees paid to the airport declined. Another factor adding to the pressure on these bonds was concern about potential liability stemming from the terrorist attacks, although the federal government has taken steps to minimize the effects of potential litigation. Fortunately, the vast majority of the fund's Port Authority bonds were insured.

Q. What's ahead for the Massachusetts municipal market?

A. For many Massachusetts municipal bond issuers, the current economic climate is likely to result in continued declining tax receipts and expanding costs - such as stepped up security spending in the wake of the events of September 11 and increased unemployment benefits. So I'll proceed with a great deal of caution in choosing investments for the fund, continuing my focus on high-quality, economically resilient segments of the market.

Annual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide high current income exempt from federal income tax and Massachusetts personal income tax

Fund number: 070

Trading symbol: FDMMX

Start date: November 10, 1983

Size: as of January 31, 2002, more than $1.8 billion

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on trends in credit quality:

"The economic slump and the tragic events of September 11 have forced many issuers across Massachusetts - most notably the state government - to confront the dual challenges of declining revenues and increased spending. After years of enhancing services and building up its rainy day fund, the state has been confronted with the difficult choice of where to make up for revenue shortfalls and rising expenditures. The state has managed this problem by drawing on reserves generated during the late 1990s, while debating spending cuts. While the challenges of declining revenues and higher costs currently are most acute at the state level, I expect there to be a ´trickle down' effect at the local level in the months to come. The severity of these challenges will be dictated by the strength of the economy as well as issuers' response to them. These developments serve to highlight how important it is for an investor to ascertain an issuer's ability to weather the storm. Fidelity's credit research team pays very close attention to a variety of considerations including: the cyclicality of an issuer's revenues - that is, how sensitive those revenues are to an economic slowdown; the size of available reserves and how much flexibility the issuer has to draw on them to close budgetary gaps; and how actively the issuer is scaling back spending in response to reduced revenues."

Annual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.9	23.3
Education	14.5	15.5
Special Tax	12.6	12.4
Health Care	12.1	12.7
Transportation	9.4	7.9
Average Years to Maturity as of January 31, 2002
		6 months ago
Years	15.0	16.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2002
6 months ago
Years	7.0	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of January 31, 2002	As of July 31, 2001
Aaa 44.4%	Aaa 40.7%
Aa, A 50.0%	Aa, A 51.3%
Baa 2.8%	Baa 4.7%
Not Rated 2.8%	Not Rated 3.3%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Spartan Massachusetts Municipal Income Fund

Investments January 31, 2002

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - 98.1%
Barnstable Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Whitehall Pavilion Proj.) 10.125% 2/15/26 (Fed. Hsg. Administration Insured)	AA-	$ 2,770,000	$ 2,777,590
Boston Economic Dev. & Indl. Corp. (Boston Army Base 1983 Proj.) 6.25% 8/1/03	-	3,270,000	3,311,594
Boston Gen. Oblig.:
Series A:
5.75% 2/1/14	Aa2	4,190,000	4,538,818
5.75% 2/1/15	Aa2	4,190,000	4,500,940
5.75% 2/1/17	Aa2	2,460,000	2,608,805
5% 8/1/12	Aa2	5,825,000	6,104,891
5% 8/1/13	Aa2	3,180,000	3,305,197
5% 8/1/14	Aa2	3,180,000	3,277,849
5% 8/1/15	Aa2	3,180,000	3,245,921
5.75% 2/1/11	Aa2	3,915,000	4,296,047
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	Aaa	2,465,000	2,551,127
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	Aa3	10,100,000	10,405,323
5.75% 11/1/13	Aa3	1,975,000	2,195,608
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	Aaa	2,045,000	2,052,628
Brockton Gen. Oblig.:
5% 4/1/13 (MBIA Insured)	Aaa	1,165,000	1,205,892
5.1% 4/1/12 (MBIA Insured)	Aaa	1,550,000	1,619,487
Brockton Hsg. Dev. Corp. Multi-family Rev. (Douglas House Proj.) Series 1992 A, 7.375% 9/1/24	AAA	7,630,000	7,788,933
Brookline Gen. Oblig. 5.75% 4/1/15	Aaa	1,045,000	1,131,045
Chelsea Gen. Oblig. 5% 6/15/13 (AMBAC Insured)	Aaa	2,390,000	2,475,729
East Longmeadow Gen. Oblig.:
5% 8/1/13 (AMBAC Insured)	Aaa	1,155,000	1,208,973
5% 8/1/14 (AMBAC Insured)	Aaa	1,145,000	1,184,079
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	Aa2	11,695,000	12,317,759
6% 6/1/15	Aa2	2,545,000	2,808,687
6% 6/1/16	Aa2	3,015,000	3,338,449
6% 6/1/17	Aa2	3,195,000	3,530,731
6% 6/1/18	Aa2	3,390,000	3,721,474
6% 6/1/19	Aa2	3,590,000	3,935,825
6% 6/1/20	Aa2	3,785,000	4,138,633
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Holyoke Gen. Oblig.:
(Muni. Purp. Ln. Prog.) Series A:
5.5% 6/15/16 (FSA Insured)	Aaa	$ 2,100,000	$ 2,179,107
6% 6/15/05 (FSA Insured)	Aaa	1,350,000	1,482,138
Series B, 6% 6/15/06 (FSA Insured)	Aaa	1,400,000	1,553,552
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	Aaa	2,460,000	2,566,493
5.75% 11/15/14 (FGIC Insured)	Aaa	1,100,000	1,194,204
Lowell Gen. Oblig. Series A, 5.5% 1/15/10 (FSA Insured)	Aaa	2,000,000	2,127,940
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	AAA	5,295,000	5,366,853
Lynn Gen. Oblig.:
5.375% 8/15/12 (FGIC Insured)	Aaa	1,920,000	2,067,245
5.375% 8/15/13 (FGIC Insured)	Aaa	2,025,000	2,178,293
5.375% 8/15/14 (FGIC Insured)	Aaa	2,120,000	2,256,655
5.375% 8/15/15 (FGIC Insured)	Aaa	2,235,000	2,364,854
5.375% 8/15/16 (FGIC Insured)	Aaa	2,345,000	2,460,937
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 1997 A, 5.125% 12/1/17 (FSA Insured)	Aaa	1,290,000	1,301,971
Series A, 5% 12/1/14 (FSA Insured)	Aaa	1,375,000	1,401,854
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	23,155,000	22,480,495
Series 1998 B, 5% 3/1/28	Aa2	15,000,000	14,534,250
Series 1998 C, 5.75% 3/1/10 (FGIC Insured)	Aaa	6,000,000	6,640,740
Series 2000 A:
5.25% 7/1/30	Aa1	74,730,000	74,833,852
5.75% 7/1/15	Aa1	1,000,000	1,076,680
5.75% 7/1/18	Aa1	4,000,000	4,238,040
Series A:
5% 3/1/23 (FGIC Insured)	Aaa	2,430,000	2,383,393
5.375% 3/1/19	Aa2	5,000,000	5,119,650
5.5% 3/1/12	Aa2	4,350,000	4,745,198
5.75% 3/1/26 (FGIC Insured)	Aa2	5,500,000	5,774,890
5.8% 3/1/11	Aa2	7,435,000	8,279,542
5.8% 3/1/12	Aa2	3,000,000	3,347,850
6.25% 3/1/12	Aa2	1,500,000	1,729,830
7% 3/1/07	Aa2	5,000,000	5,775,300
7% 3/1/08	Aa2	1,000,000	1,168,420
7% 3/1/21	Aa2	1,500,000	1,853,685
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Series B:
5.375% 3/1/25 (AMBAC Insured)	Aaa	$ 13,060,000	$ 13,283,587
5.5% 3/1/21	Aa2	4,835,000	4,897,033
6% 3/1/12	Aa2	7,180,000	7,596,584
6.2% 3/1/16	Aa2	27,500,000	31,662,125
Series C:
5% 3/1/24	Aa2	10,900,000	10,643,741
5.5% 3/1/13 (FGIC Insured)	Aaa	3,000,000	3,274,680
Series D, 5% 3/1/22	Aa2	5,750,000	5,663,750
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2000 A, 5.5% 7/1/30	Aa3	13,620,000	13,970,987
Massachusetts College Bldg. Auth. Proj. Rev.:
Series 1, 5.125% 5/1/19 (MBIA Insured)	Aaa	1,000,000	1,001,220
Series A, 7.5% 5/1/05	Aa2	3,100,000	3,528,327
Massachusetts Dev. Fin. Agcy. Rev.:
(Clark Univ. Issue Proj.) 5% 7/1/28	A2	2,000,000	1,882,840
(Eastern Nazarene College Proj.):
5.625% 4/1/19	BBB-	1,800,000	1,383,372
5.625% 4/1/29	BBB-	2,000,000	1,425,920
(Higher Ed.-Smith College Issue Proj.) 5.75% 7/1/29	Aa1	7,500,000	7,890,975
(Mount Holyoke College Proj.):
5% 7/1/05	Aa3	300,000	319,479
5% 7/1/06	Aa3	715,000	763,849
5.125% 7/1/21	Aa3	5,715,000	5,704,084
5.25% 7/1/31	Aa3	11,785,000	11,778,283
5.5% 7/1/14	Aa3	750,000	802,463
5.5% 7/1/15	Aa3	910,000	967,922
5.5% 7/1/16	Aa3	590,000	622,485
(Regis College Proj.):
5.25% 10/1/18	BBB-	2,240,000	1,967,101
5.5% 10/1/28	BBB-	5,660,000	4,832,282
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (b)	AAA	3,505,000	3,588,069
4.4% 7/1/07 (AMBAC Insured) (b)	AAA	5,495,000	5,605,779
4.55% 7/1/09 (AMBAC Insured) (b)	AAA	1,750,000	1,779,733
4.65% 7/1/10 (AMBAC Insured) (b)	AAA	4,155,000	4,228,502
4.75% 7/1/11 (AMBAC Insured) (b)	AAA	3,505,000	3,577,904
4.8% 7/1/12 (AMBAC Insured) (b)	AAA	1,850,000	1,874,790
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.: - continued
Series A:
Issue E:
4.95% 7/1/14 (AMBAC Insured) (b)	AAA	$ 3,500,000	$ 3,511,130
5% 7/1/15 (AMBAC Insured) (b)	AAA	1,650,000	1,655,231
Issue G:
4.4% 12/1/04 (MBIA Insured) (b)	Aaa	2,750,000	2,844,298
5% 12/1/11 (MBIA Insured) (b)	Aaa	3,555,000	3,671,426
5.45% 12/1/06 (MBIA Insured) (b)	AAA	6,945,000	7,415,177
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (b)	Aaa	3,725,000	3,975,842
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (b)	AAA	4,485,000	4,611,612
Massachusetts Gen. Oblig.:
(Consolidated Ln. Prog.):
Series 1998 C, 5.25% 8/1/13	Aa2	7,200,000	7,558,344
Series 2000 A:
5.875% 2/1/18 (Pre-Refunded to 2/1/10 @ 101) (c)	Aa2	10,000,000	11,285,700
6% 2/1/10	Aa2	7,500,000	8,415,000
Series 2000 C:
5.5% 10/1/22	Aa2	1,700,000	1,753,261
5.75% 10/1/11	Aa2	3,475,000	3,847,312
5.75% 10/1/12 (MBIA Insured) (Pre-Refunded to 10/1/10 @ 100) (c)	Aa2	10,000,000	11,207,000
Series A, 7.5% 6/1/04	Aa2	4,830,000	5,150,905
Series B:
5% 4/1/15 (MBIA Insured)	Aaa	15,000,000	15,282,300
5.75% 6/1/20 (Pre-Refunded to 6/1/10 @ 100) (c)	Aa2	20,045,000	22,385,855
6% 6/1/14 (Pre-Refunded to 6/1/10 @ 100) (c)	Aa2	5,000,000	5,671,350
6% 6/1/15 (Pre-Refunded to 6/1/10 @ 100) (c)	Aa2	7,500,000	8,507,025
Series D:
5.25% 11/1/12 (Pre-Refunded to 11/1/06 @ 101) (c)	Aa2	4,500,000	4,939,065
6% 5/1/08	Aa2	5,035,000	5,632,554
Series 1998 A, 5.25% 12/15/08	Aa3	2,125,000	2,294,809
Series 1998 B, 5.125% 6/15/15 (MBIA Insured)	Aaa	5,820,000	5,954,151
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 1998 C, 5.25% 8/1/14	Aa2	$ 7,750,000	$ 8,091,155
Series 2000 A:
5.75% 6/15/09	Aa3	10,900,000	12,040,467
5.75% 12/15/10	Aa3	5,305,000	5,905,420
5.75% 6/15/11	Aa3	10,660,000	11,783,244
5.75% 12/15/11	Aa3	9,510,000	10,512,069
5.75% 6/15/12	Aa3	5,000,000	5,488,200
5.75% 6/15/13	Aa3	5,000,000	5,469,000
Series 2000 B:
5.625% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	Aa2	10,000,000	11,080,400
5.75% 6/1/09	Aa2	1,750,000	1,942,780
Series 2001 A:
5% 1/1/04	Aa2	1,500,000	1,570,185
5.25% 1/1/05	Aa2	3,000,000	3,191,550
5.25% 1/1/09	Aa2	5,000,000	5,373,700
5.5% 1/1/10	Aa2	3,000,000	3,262,500
5.5% 1/1/11	Aa2	6,000,000	6,543,480
Series A:
5% 12/15/05	Aa3	1,400,000	1,502,368
5% 6/15/06	Aa3	13,900,000	14,828,798
5% 1/1/14	Aa2	8,000,000	8,227,200
5.25% 6/15/09	Aa3	2,190,000	2,347,220
5.25% 12/15/11	Aa3	5,000,000	5,307,400
5.25% 6/15/12	Aa3	7,000,000	7,379,120
5.5% 6/15/08	Aa3	18,900,000	20,597,787
5.5% 12/15/09	Aa3	10,185,000	11,143,205
5.5% 6/15/14	Aa3	3,275,000	3,486,336
Series B:
5.125% 12/15/10	Aa3	2,500,000	2,648,500
5.125% 12/15/11	Aa3	9,030,000	9,504,527
5.125% 12/15/12	Aa3	5,480,000	5,730,765
Series C, 5.25% 12/1/06	Aa2	14,280,000	15,533,356
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series G, 5% 11/1/28	Aaa	4,000,000	3,902,400
(Anna Jaques Hosp. Proj.) Series B, 6.875% 10/1/12	Baa1	3,075,000	3,157,902
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Med. Ctr. Proj.):
Series D, 5.5% 7/1/16 (FGIC Insured)	Aaa	$ 6,400,000	$ 6,569,216
Series E:
6% 7/1/04 (FSA Insured)	Aaa	1,290,000	1,393,484
6% 7/1/05 (FSA Insured)	Aaa	1,385,000	1,515,689
6% 7/1/06 (FSA Insured)	Aaa	1,425,000	1,574,183
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	-	14,170,000	14,615,930
(Boston College Issue Proj.) Series L:
4.75% 6/1/31	Aa3	22,195,000	20,328,401
5% 6/1/26	Aa3	6,000,000	5,819,460
(Boston College Proj.) Series K, 5.375% 6/1/14	Aa3	8,945,000	9,588,503
(Brandeis Univ. Proj.):
Series 1998 I 4.75% 10/1/28 (MBIA Insured)	Aaa	3,250,000	2,996,468
Series I:
5.25% 10/1/14 (MBIA Insured)	Aaa	2,780,000	2,897,844
5.25% 10/1/16 (MBIA Insured)	Aaa	1,400,000	1,439,354
(Cape Cod Health Sys. Proj.) Series A, 5.25% 11/15/13 (AMBAC Insured)	AAA	3,500,000	3,624,425
(Caritas Christi Oblig. Group Proj.) Series A:
5.25% 7/1/02	Baa2	2,000,000	2,019,620
5.25% 7/1/03	Baa2	2,000,000	2,042,840
(Dana Farber Cancer Proj.) Series G1:
5.5% 12/1/27	A1	18,600,000	18,150,438
6.25% 12/1/14	A1	3,000,000	3,163,380
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	Aaa	9,475,000	10,054,396
(Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	Baa3	2,000,000	2,061,000
5.25% 7/1/09 (American Cap. Access Corp. Insured)	Baa3	2,540,000	2,596,109
5.25% 7/1/10 (American Cap. Access Corp. Insured)	Baa3	2,000,000	2,031,380
5.25% 7/1/11 (American Cap. Access Corp. Insured)	Baa3	3,025,000	3,057,973
(Falmouth Hosp. Proj.) Series C, 5.5% 7/1/08 (MBIA Insured)	Aaa	1,000,000	1,058,460
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Faulkner Hosp. Proj.) Series C:
6% 7/1/13 (Pre-Refunded to 7/1/03 @ 102) (c)	Baa1	$ 9,745,000	$ 10,507,546
6% 7/1/23 (Pre-Refunded to 7/1/03 @ 102) (c)	Baa1	6,010,000	6,480,283
(Harvard Univ. Proj.):
Series DD, 5% 7/15/35	Aaa	19,750,000	19,254,473
Series P:
5.6% 11/1/14	Aaa	1,000,000	1,060,370
5.625% 11/1/28	Aaa	1,500,000	1,548,045
Series W, 6% 7/1/35 (Pre-Refunded to 7/1/10 @ 101) (c)	Aaa	16,825,000	19,223,236
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	Aaa	14,120,000	14,659,102
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	Aaa	4,750,000	5,454,045
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	A1	1,160,000	1,228,254
6.625% 1/1/15	A1	5,650,000	5,875,718
(Morton Hosp. & Med. Ctr. Proj.) Series B, 5.25% 7/1/08 (AMBAC Insured)	AAA	2,800,000	2,920,260
(Mount Auburn Hosp. Proj.) Series B1:
6.25% 8/15/14 (MBIA Insured)	Aaa	1,250,000	1,363,325
6.3% 8/15/24 (MBIA Insured)	Aaa	5,000,000	5,455,500
(New England Med. Ctr. Hosp. Proj.):
Series F, 6.625% 7/1/25 (FGIC Insured)	Aaa	4,850,000	5,032,360
Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	1,000,000	1,002,000
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	Aaa	4,070,000	4,451,685
6.125% 7/1/15 (MBIA Insured)	Aaa	4,500,000	4,939,695
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	Aaa	9,000,000	8,717,490
(Partners Health Care Sys. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	Aaa	2,510,000	2,623,879
5.125% 7/1/11 (MBIA Insured)	Aaa	3,885,000	4,046,771
Series A:
5.25% 7/1/04 (FSA Insured)	Aaa	2,000,000	2,123,240
5.375% 7/1/24 (MBIA Insured)	Aaa	7,600,000	7,629,260
5.5% 7/1/05 (FSA Insured)	Aaa	2,000,000	2,156,620
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(South Shore Hosp. Proj.):
Series 1999 F, 5.5% 7/1/12	A2	$ 2,165,000	$ 2,238,264
Series F:
4.75% 7/1/05	A2	1,275,000	1,313,314
5% 7/1/07	A2	1,915,000	1,967,663
5.125% 7/1/08	A2	2,000,000	2,062,680
5.25% 7/1/09	A2	2,120,000	2,196,214
5.625% 7/1/19	A2	1,000,000	988,140
5.75% 7/1/29	A2	3,600,000	3,566,232
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	Aa3	5,000,000	5,100,650
(Univ. of Massachusetts - Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	Aaa	1,000,000	1,039,410
(Univ. of Massachusetts Proj.) Series A:
5.5% 10/1/16 (FGIC Insured)	Aaa	3,065,000	3,237,345
5.875% 10/1/29 (FGIC Insured)	Aaa	10,000,000	10,674,100
(Wheaton College Proj.) Series C:
5.125% 7/1/09	A2	1,130,000	1,164,680
5.25% 7/1/14	A2	2,655,000	2,732,473
5.25% 7/1/19	A2	2,000,000	2,007,540
(Williams College Issue Proj.):
Series F, 5.75% 7/1/19	Aaa	3,000,000	3,187,680
Series G, 5.5% 7/1/14	Aaa	3,665,000	3,912,864
5.95% 8/15/18 (FGIC Insured)	Aaa	7,900,000	8,209,048
6.55% 6/23/22 (AMBAC Insured)	Aaa	20,000,000	21,924,400
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 29, 6.75% 6/1/26 (b)	Aa2	2,060,000	2,140,010
Series 40:
6.6% 12/1/24 (b)	Aa2	16,170,000	16,768,290
6.65% 12/1/27 (b)	Aa2	5,760,000	5,983,488
Series 53, 5.2% 12/1/21 (MBIA Insured) (b)	Aaa	345,000	359,028
Series A, 6% 12/1/13 (MBIA Insured)	Aaa	5,525,000	5,813,350
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	A1	9,900,000	10,154,628
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.7% 12/1/03	BBB	3,000,000	2,705,610
4.8% 12/1/04	BBB	3,660,000	3,299,270
Series A, 4.95% 12/1/06	BBB	1,950,000	1,716,117
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	Aaa	$ 515,000	$ 564,404
(Groton School Proj.) Series A, 5% 3/1/28	Aa1	5,690,000	5,537,053
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	AAA	2,525,000	2,766,617
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/05	A+	24,600,000	21,870,138
0% 8/1/07	A+	25,000,000	20,030,248
0% 8/1/08	A+	15,000,000	11,398,949
(Milton Academy Proj.) Series B, 5.25% 9/1/19 (MBIA Insured)	Aaa	2,500,000	2,517,675
(Tufts Univ. Proj.) Series H, 4.75% 2/15/28 (MBIA Insured)	Aaa	7,000,000	6,460,160
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	Aa1	14,600,000	14,430,640
(Worcester Polytechnic Institute Proj.):
5.75% 9/1/05 (MBIA Insured)	Aaa	1,340,000	1,465,813
5.75% 9/1/06 (MBIA Insured)	Aaa	1,115,000	1,229,131
5.75% 9/1/07 (MBIA Insured)	Aaa	1,000,000	1,104,800
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	Aaa	4,000,000	4,235,440
5% 7/1/08 (MBIA Insured)	Aaa	8,330,000	8,795,564
5.25% 7/1/12 (MBIA Insured)	Aaa	8,000,000	8,470,160
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	Aaa	12,755,000	13,505,759
5% 7/1/08 (MBIA Insured)	Aaa	8,415,000	8,885,314
5.25% 7/1/12 (MBIA Insured)	Aaa	8,510,000	9,010,133
(Nuclear Mix #5 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	Aaa	3,985,000	4,219,557
5% 7/1/08 (MBIA Insured)	Aaa	4,175,000	4,408,341
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	Aaa	4,225,000	4,461,135
Series 1993 A, 5% 7/1/05 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	1,000,000	1,066,270
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
Series A:
5% 7/1/17 (AMBAC Insured) (Pre-Refunded to 7/1/04 @ 102) (c)	Aaa	$ 2,950,000	$ 3,180,277
5.1% 7/1/06 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	1,000,000	1,077,040
5.1% 7/1/08 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	1,000,000	1,076,210
Series B:
4.75% 7/1/11 (MBIA Insured) (Pre-Refunded to 7/1/04 @ 100) (c)	Aaa	2,000,000	2,144,500
5% 7/1/17 (MBIA Insured) (Pre-Refunded to 7/1/04 @ 102) (c)	Aaa	9,435,000	10,171,496
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	Aaa	2,030,000	2,145,324
Series 1998 A:
5% 7/1/23 (FSA Insured)	Aaa	8,750,000	8,318,975
5.5% 7/1/17 (FSA Insured)	Aaa	2,105,000	2,149,121
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	Aaa	2,275,000	2,328,531
5% 7/1/15 (FSA Insured) (b)	Aaa	3,310,000	3,273,855
Series 1999 C, 5.75% 7/1/29 (FSA Insured)	Aaa	5,000,000	5,194,750
Series A:
5% 7/1/13	Aa3	5,000,000	5,051,200
5.5% 7/1/09	Aa3	3,160,000	3,306,908
Series B:
5.5% 7/1/10 (FSA Insured) (b)	Aaa	11,470,000	12,135,260
5.5% 7/1/11 (FSA Insured) (b)	Aaa	5,500,000	5,790,235
5.5% 7/1/12 (FSA Insured) (b)	Aaa	4,000,000	4,200,840
5.5% 7/1/14 (FSA Insured) (b)	Aaa	5,335,000	5,541,891
5.625% 7/1/12 (Escrowed to Maturity) (c)	Aaa	1,715,000	1,851,788
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (b)	Aaa	7,395,000	7,783,755
5.5% 1/1/13 (AMBAC Insured) (b)	Aaa	7,000,000	7,334,180
5.5% 1/1/14 (AMBAC Insured) (b)	Aaa	6,040,000	6,270,607
5.5% 1/1/15 (AMBAC Insured) (b)	Aaa	5,000,000	5,151,450
5.5% 1/1/16 (AMBAC Insured) (b)	Aaa	5,000,000	5,127,950
5.5% 1/1/17 (AMBAC Insured) (b)	Aaa	6,470,000	6,610,334
5.5% 1/1/18 (AMBAC Insured) (b)	Aaa	6,000,000	6,130,140
5.5% 1/1/19 (AMBAC Insured) (b)	Aaa	5,000,000	5,085,200
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Series A:
5% 1/1/37 (MBIA Insured)	Aaa	$ 31,555,000	$ 29,729,228
5.125% 1/1/23 (MBIA Insured)	Aaa	3,460,000	3,440,140
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	36,085,000	37,351,584
Massachusetts Wtr. Poll. Abatement Trust (Pooled Ln. Prog.):
Series 1999 5, 5.25% 8/1/15	Aaa	3,000,000	3,121,290
Series 2000 6:
5.5% 8/1/12	-	3,910,000	4,251,460
5.5% 8/1/30	-	16,000,000	16,493,120
5.625% 8/1/14	-	4,905,000	5,303,777
5.625% 8/1/16	-	8,235,000	8,828,496
Series 3:
5.4% 2/1/10	Aaa	300,000	318,951
5.4% 2/1/10 (Pre-Refunded to 2/1/07 @ 101) (c)	Aaa	1,400,000	1,529,206
5.5% 2/1/13	Aaa	815,000	859,556
5.5% 2/1/13 (Pre-Refunded to 2/1/07 @ 101) (c)	Aaa	5,900,000	6,471,238
Series 4:
5.125% 8/1/11	Aaa	2,245,000	2,372,965
5.125% 8/1/14	Aaa	1,205,000	1,244,729
Series 7:
5% 2/1/11	Aaa	2,455,000	2,595,819
5.25% 2/1/10	Aaa	4,590,000	4,927,824
5.25% 2/1/12	Aaa	8,900,000	9,491,850
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev.:
(MWRA Ln. Prog.) Series A:
5% 8/1/15	Aaa	50,000	50,510
5% 8/1/15 (Escrowed to Maturity) (c)	Aaa	950,000	973,095
5.25% 8/1/12	Aaa	565,000	596,386
5.25% 8/1/13	Aaa	330,000	346,995
5.375% 8/1/16	Aaa	125,000	130,155
5.45% 2/1/13	Aaa	140,000	144,862
5.45% 2/1/13 (Escrowed to Maturity) (c)	Aaa	1,960,000	2,167,446
Series 1998 A, 5.25% 8/1/09 (Escrowed to Maturity) (c)	Aaa	6,025,000	6,532,546
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resource Auth.:
Series 1998 B, 5.5% 8/1/11 (FSA Insured)	Aaa	$ 1,930,000	$ 2,108,043
Series A:
5.75% 8/1/30 (FGIC Insured)	Aaa	20,000,000	21,091,000
5.75% 8/1/39 (FGIC Insured)	Aaa	20,250,000	21,282,953
6.5% 7/15/19	Aa3	16,960,000	20,007,712
Series B:
5% 3/1/22	Aa3	13,000,000	12,741,040
5.5% 8/1/15 (FSA Insured)	Aaa	1,500,000	1,624,815
5.5% 8/1/16 (FSA Insured)	Aaa	1,425,000	1,534,241
5.875% 11/1/04	Aa3	1,975,000	2,066,087
Series C, 4.75% 12/1/23	Aa3	13,000,000	12,128,350
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	Aaa	1,435,000	1,522,607
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	Aaa	1,000,000	1,010,190
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	Aaa	5,000,000	5,024,500
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (b)	Aa2	22,870,000	24,661,865
North Attleborough Gen. Oblig. 5.25% 11/1/13 (AMBAC Insured)	Aaa	1,000,000	1,040,610
Pentucket Reg'l. School District:
5.1% 2/15/13 (MBIA Insured)	Aaa	575,000	587,489
5.1% 2/15/14 (MBIA Insured)	Aaa	525,000	533,888
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	Aaa	1,600,000	1,664,864
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.25% 6/15/24 (MBIA Insured)	Aaa	9,000,000	9,030,420
5.375% 6/15/29 (MBIA Insured)	Aaa	3,000,000	3,025,200
5.75% 6/15/11 (MBIA Insured)	Aaa	4,065,000	4,478,980
5.75% 6/15/12 (MBIA Insured)	Aaa	1,000,000	1,098,890
5.75% 6/15/14 (MBIA Insured)	Aaa	2,500,000	2,705,225
5.75% 6/15/15 (MBIA Insured)	Aaa	4,105,000	4,441,979
5.75% 6/15/18 (MBIA Insured)	Aaa	2,720,000	2,886,899
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	Aaa	1,050,000	1,087,559
5.375% 8/15/19 (MBIA Insured)	Aaa	1,050,000	1,083,201
5.375% 8/15/20 (MBIA Insured)	Aaa	1,025,000	1,054,869
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	Aaa	2,810,000	2,816,856
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Southern Berkshire Reg'l. School District 7% 4/15/11 (MBIA Insured)	Aaa	$ 4,000,000	$ 4,123,800
Springfield Gen. Oblig.:
5% 8/1/13 (FGIC Insured)	Aaa	1,520,000	1,591,030
5.375% 8/1/17 (FGIC Insured)	Aaa	1,875,000	1,960,163
5.5% 8/1/16 (FGIC Insured)	Aaa	1,000,000	1,057,970
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	Aa1	1,000,000	1,010,880
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	Aaa	2,530,000	2,813,588
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metro. Bottle Proj.) 5.65% 8/1/12	A1	2,400,000	2,453,040
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2000 A:
5% 11/1/15	AA-	1,595,000	1,615,448
5.125% 11/1/16	AA-	2,025,000	2,061,592
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Series B:
5.5% 11/1/10 (AMBAC Insured)	AAA	1,415,000	1,547,614
5.5% 11/1/11 (AMBAC Insured)	AAA	1,175,000	1,276,156
5.5% 11/1/12 (AMBAC Insured)	AAA	2,465,000	2,658,552
5.5% 11/1/13 (AMBAC Insured)	AAA	1,615,000	1,728,486
5.5% 11/1/14 (AMBAC Insured)	AAA	1,500,000	1,589,820
5.5% 11/1/15 (AMBAC Insured)	AAA	1,200,000	1,271,856
5.5% 11/1/16 (AMBAC Insured)	AAA	1,250,000	1,314,750
5.5% 11/1/17 (AMBAC Insured)	AAA	1,250,000	1,302,938
5.5% 11/1/18 (AMBAC Insured)	AAA	1,400,000	1,452,220
Westfield Gen. Oblig.:
5% 12/15/07 (MBIA Insured)	Aaa	1,000,000	1,072,640
5% 12/15/09 (MBIA Insured)	Aaa	1,000,000	1,064,890
5% 9/1/13 (FSA Insured)	Aaa	750,000	768,938
Winchendon Gen. Oblig. 6.05% 3/15/12 (AMBAC Insured) (Pre-Refunded to 3/15/03 @ 102) (c)	Aaa	1,275,000	1,360,782
Worcester Gen. Oblig.:
(Muni. Purp. Ln. Prog.) Series A:
5.5% 4/1/11 (FSA Insured)	Aaa	1,350,000	1,473,093
5.75% 4/1/12 (FSA Insured)	Aaa	2,935,000	3,237,775
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Worcester Gen. Oblig.: - continued
Series 2001 A:
5% 8/15/07 (FGIC Insured)	Aaa	$ 700,000	$ 748,209
5.25% 8/15/21 (FGIC Insured)	Aaa	1,465,000	1,481,774
5.5% 8/15/12 (FGIC Insured)	Aaa	1,400,000	1,517,040
5.5% 8/15/13 (FGIC Insured)	Aaa	1,285,000	1,384,125
5.5% 8/15/18 (FGIC Insured)	Aaa	1,000,000	1,043,200
Series 2001 B:
5% 10/1/06 (FGIC Insured)	Aaa	750,000	805,313
5% 10/1/08 (FGIC Insured)	Aaa	1,200,000	1,281,696
5.25% 10/1/10 (FGIC Insured)	Aaa	1,660,000	1,786,973
5.25% 10/1/11 (FGIC Insured)	Aaa	1,000,000	1,075,570
5.5% 10/1/09 (FGIC Insured)	Aaa	1,000,000	1,096,080
5.5% 10/1/12 (FGIC Insured)	Aaa	2,635,000	2,857,552
5.5% 10/1/13 (FGIC Insured)	Aaa	1,500,000	1,616,895
5.5% 10/1/14 (FGIC Insured)	Aaa	1,070,000	1,141,273
			1,852,636,789
Puerto Rico - 0.3%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.) 3% 7/1/06 (MBIA Insured)	Aaa	5,500,000	5,470,520
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,784,013,448)	1,858,107,309
NET OTHER ASSETS - 1.6%	30,467,292
NET ASSETS - 100%	$ 1,888,574,601
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	87.2%	AAA, AA, A	83.1%
Baa	1.8%	BBB	1.2%
Ba	0.0%	BB	0.4%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 2.8%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	23.9%
Education	14.5
Special Tax	12.6
Health Care	12.1
Transportation	9.4
Water & Sewer	9.2
Escrowed/Pre-Refunded	8.0
Others* (individually less than 5%)	10.3
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $537,788,398 and $328,429,892, respectively.
Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,781,235,930. Net unrealized appreciation aggregated $76,871,379, of which $83,460,853 related to appreciated investment securities and $6,589,474 related to depreciated investment securities.

The fund hereby designates approximately $3,198,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended January 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 8.70% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2002
Assets
Investment in securities, at value (cost $1,784,013,448) - See accompanying schedule		$ 1,858,107,309
Cash		14,547,437
Receivable for fund shares sold		769,705
Interest receivable		21,253,468
Other receivables		35,776
Total assets		1,894,713,695
Liabilities
Payable for investments purchased	$ 2,270,646
Payable for fund shares redeemed	1,224,210
Distributions payable	1,851,133
Accrued management fee	598,124
Other payables and accrued expenses	194,981
Total liabilities		6,139,094
Net Assets		$ 1,888,574,601
Net Assets consist of:
Paid in capital		$ 1,812,424,820
Undistributed net investment income		673,994
Accumulated undistributed net realized gain (loss) on investments		1,381,926
Net unrealized appreciation (depreciation) on investments		74,093,861
Net Assets, for 158,237,113 shares outstanding		$ 1,888,574,601
Net Asset Value, offering price and redemption price per share ($1,888,574,601 ÷ 158,237,113 shares)		$11.94

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2002
Investment Income Interest		$ 94,808,112
Expenses
Management fee	$ 7,093,889
Transfer agent fees	1,264,514
Accounting fees and expenses	408,484
Non-interested trustees' compensation	7,395
Custodian fees and expenses	29,274
Registration fees	39,413
Audit	39,339
Legal	8,262
Miscellaneous	6,072
Total expenses before reductions	8,896,642
Expense reductions	(923,739)	7,972,903
Net investment income		86,835,209
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		8,234,374
Change in net unrealized appreciation (depreciation) on investment securities		1,276,482
Net gain (loss)		9,510,856
Net increase (decrease) in net assets resulting from operations		$ 96,346,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2002	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 86,835,209	$ 69,264,615
Net realized gain (loss)	8,234,374	98,740
Change in net unrealized appreciation (depreciation)	1,276,482	103,299,548
Net increase (decrease) in net assets resulting from operations	96,346,065	172,662,903
Distributions to shareholders From net investment income	(86,226,597)	(68,696,386)
From net realized gain	(2,456,508)	-
Total distributions	(88,683,105)	(68,696,386)
Share transactions Net proceeds from sales of shares	758,764,231	677,093,666
Reinvestment of distributions	66,133,362	49,559,273
Cost of shares redeemed	(648,722,141)	(376,407,810)
Net increase (decrease) in net assets resulting from share transactions	176,175,452	350,245,129
Redemption fees	75,186	-
Total increase (decrease) in net assets	183,913,598	454,211,646
Net Assets
Beginning of period	1,704,661,003	1,250,449,357
End of period (including undistributed net investment income of $669,166 and $31,598, respectively)	$ 1,888,574,601	$ 1,704,661,003
Other Information Shares
Sold	63,586,554	58,984,366
Issued in reinvestment of distributions	5,545,381	4,338,897
Redeemed	(54,567,069)	(33,170,743)
Net increase (decrease)	14,564,866	30,152,520

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.860	$ 11.020	$ 12.040	$ 11.970	$ 11.430
Income from Investment Operations Net investment income	.552 B, D	.573 B	.565 B	.571	.593
Net realized and unrealized gain (loss)	.091 D	.836	(1.000)	.100	.542
Total from investment operations	.643	1.409	(.435)	.671	1.135
Less Distributions
From net investment income	(.548)	(.569)	(.560)	(.571)	(.593)
From net realized gain	(.015)	-	(.025)	(.030)	(.002)
Total distributions	(.563)	(.569)	(.585)	(.601)	(.595)
Redemption fees added to paid in capital	.000 B	-	-	-	-
Net asset value, end of period	$ 11.940	$ 11.860	$ 11.020	$ 12.040	$ 11.970
Total Return C	5.54%	13.11%	(3.70)%	5.76%	10.21%
Ratios to Average Net Assets C
Expenses before expense reductions	.47%	.49%	.49%	.51%	.53%
Expenses net of voluntary waivers, if any	.47%	.49%	.49%	.51%	.53%
Expenses net of all reductions	.42%	.42%	.48%	.51%	.53%
Net investment income	4.63% D	5.04%	4.91%	4.80%	5.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,888,575	$ 1,704,661	$ 1,250,449	$ 1,394,734	$ 1,232,151
Portfolio turnover rate	18%	24%	22%	12%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.004 and decrease net realized and unrealized gain (loss) per share by $.004. Without this change the ratio of net investment income to average net assets would have been 4.59%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's former $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past one year, past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Money Market	2.28%	15.82%	32.11%
Massachusetts Tax-Free Retail Money Market Funds Average	2.03%	14.90%	30.04%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 10 money market funds.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Money Market	2.28%	2.98%	2.82%
Massachusetts Tax-Free Retail Money Market Funds Average	2.03%	2.81%	2.66%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	1/28/02	10/29/01	7/30/01	4/30/01	1/29/01

Spartan Massachusetts Municipal Money Market Fund	1.21%	1.89%	2.36%	3.52%	3.48%

If Fidelity had not reimbursed certain fund expenses	1.18%	1.86%	2.36%	3.52%	3.48%

Massachusetts Tax-Free Retail Money Market Funds Average	0.90%	1.60%	2.01%	3.40%	3.31%

Spartan Massachusetts Municipal Money Market Fund - Tax-equivalent	1.99%	3.07%	3.82%	5.73%	5.63%

If Fidelity had not reimbursed certain fund expenses	1.94%	3.02%	3.82%	5.73%	5.63%

Portion of fund's income subject to state taxes	7.90%	10.46%	4.60%	7.02%	6.16%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc., or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.45%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended January 31, 2002?

A. Interest rates declined as the Federal Reserve Board aggressively cut short-term rates in an attempt to buoy U.S. economic growth. From early January through the end of August 2001, the Fed had cut the rate banks charge each other for overnight loans - known as the fed funds target rate - seven times. At that point, market sentiment wavered between expectations of continued anemic growth and the possibility of an economic rebound. The events of September 11 eliminated thoughts of a quick recovery and, in November, the National Bureau of Economic Research confirmed that the U.S. economy had been in a recession since March 2001. The Fed acted forcefully to reassure the markets, lowering the target rate four more times through the end of 2001. All in all, the Fed cut the fed funds rate 11 times in 2001, bringing it from 6.50% to a 40-year low of 1.75%. In January 2002, the Fed elected to keep rates unchanged. Many market observers interpreted this as a signal that the Fed had completed its rate cut cycle.

Q. What was the backdrop like for the Massachusetts economy and municipal money market?

A. Massachusetts' economy weakened along with the national economy, but not as much. Unemployment rose more slowly than the national average, and property values continued to hold up. Like other state governments, Massachusetts struggled with budgetary problems. The strong revenues that spurred spending in the late '90s declined, leaving the government facing difficult decisions that could affect the state's credit rating and economy. This year should witness heavy new issuance of school financing securities, as many municipalities are taking advantage of the state's promise to reimburse them for school upgrades. Finally, the events of September 11 brought airport-related securities to the forefront. We've closely examined our holdings in this area and, reassured with their quality, have continued to buy them at cheaper levels.

Q. What kind of approach did you take with the fund?

A. I generally maintained a neutral stance with the fund's average maturity. Typically, within a falling interest rate environment, the maturity is lengthened in order to capture yields before they fall. However, longer-term securities did not consistently offer compelling yields. As a result, I looked to invest in yield opportunities along the entire money market yield curve. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Massachusetts obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Massachusetts tax. Although more of shareholders' income will be taxable than if we had exclusively purchased Massachusetts obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2002, was 1.23%, compared to 3.80% 12 months ago. The more recent seven-day yield was the equivalent of a 1.99% taxable rate of return for Massachusetts investors in the 38.45% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2002, the fund's 12-month total return was 2.28%, compared to 2.03% for the Massachusetts tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. I believe it is likely the Fed has reached the end of its rate cutting cycle. Historically, the Fed has tended to stand pat at this juncture in order to see how its moves affect the economy. However, the market is currently pricing in expectations that the Fed will raise rates in the near future. For my part, I believe we've seen the low point in rates and that they will increase gradually over the next year, although I'm not sure exactly when or by how much. As a result, I anticipate maintaining a neutral stance in order to maneuver along the yield curve and look for opportunities as they arise within a rising interest rate environment.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital

Fund number: 426

Trading symbol: FMSXX

Start date: March 4, 1991

Size: as of January 31, 2002, more than $1.0 billion

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/02	% of fund's investments 7/31/01	% of fund's investments 1/31/01
0 - 30	71.4	64.5	73.0
31 - 90	8.0	10.5	10.4
91 - 180	10.4	9.1	5.9
181 - 397	10.2	15.9	10.7
Weighted Average Maturity
	1/31/02	7/31/01	1/31/01
Spartan Massachusetts Municipal Money Market Fund	52 Days	63 Days	49 Days
Massachusetts Tax-Free Retail Money Market Funds Average *	50 Days	56 Days	47 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2002	As of July 31, 2001
Variable Rate Demand Notes (VRDNs) 49.6%	Variable Rate Demand Notes (VRDNs) 55.6%
Commercial Paper (including CP Mode) 12.2%	Commercial Paper (including CP Mode) 10.7%
Tender Bonds 2.2%	Tender Bonds 0.0%
Municipal Notes 22.7%	Municipal Notes 25.5%
Municipal Money Market Funds 6.7%	Municipal Money Market Funds 2.0%
Other Investments 4.6%	Other Investments 3.2%
Net Other Assets 2.0%	Net Other Assets 3.0%

*Source: iMoneyNet, Inc.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investments January 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount	Value (Note 1)
Massachusetts - 91.0%
Acton Gen. Oblig. BAN 3.7% 3/5/02	$ 4,000,000	$ 4,001,459
Beverly Gen. Oblig. BAN 2% 2/6/02	8,890,000	8,890,358
Boston Gen. Oblig.:
Bonds Series A, 5% 11/1/02 (FGIC Insured)	1,830,000	1,876,022
BAN Series A, 4% 5/1/02	3,070,000	3,081,103
Boston Indl. Dev. Rev. (New Boston Seafood Ctr. Proj.) Series 1997, 1.3%, LOC Fleet Bank NA, VRDN (b)(e)	600,000	600,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 1.25% (Liquidity Facility Societe Generale) (b)(g)	5,100,000	5,100,000
Bridgewater & Raynham Reg'l. School District BAN 3.2% 7/5/02	4,000,000	4,008,377
Chelsea Gen. Oblig. BAN 3.5% 4/16/02	6,690,000	6,698,595
Chicopee Gen. Oblig. BAN:
2.25% 11/20/02	2,500,000	2,504,499
2.5% 11/20/02	8,600,000	8,640,447
Dartmouth Gen. Oblig. BAN 2% 8/30/02 (a)	9,000,000	9,030,060
Foxborough Gen. Oblig. BAN 3.2% 6/20/02	6,200,000	6,211,475
Franklin Gen. Oblig. BAN 3.5% 5/1/02	5,700,000	5,705,379
Freetown Lakeville Reg'l. School District BAN 3.25% 8/9/02	4,500,000	4,512,010
Harvard Gen. Oblig. BAN 2.25% 11/14/02	9,000,000	9,057,804
Hingham Gen. Oblig. BAN 3.2% 6/27/02	10,700,000	10,729,471
Hudson Gen. Oblig. BAN 3.25% 5/14/02	3,200,000	3,202,254
Lancaster Gen. Oblig. BAN 3.4% 4/26/02	3,800,000	3,802,204
Lawrence Gen. Oblig. Bonds 4% 2/1/02 (AMBAC Insured)	4,015,000	4,015,000
Lee Gen. Oblig. BAN Lot B, 2.5% 10/17/02	4,400,000	4,411,570
Leominster Gen. Oblig. BAN 2.75% 11/15/02	4,500,000	4,531,598
Lexington Gen. Oblig. BAN:
3.44% 2/15/02	975,000	975,033
3.6% 2/15/02	11,845,000	11,847,636
Littleton Gen. Oblig. BAN 3.4% 5/3/02	4,000,000	4,004,060
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 99 2101, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	4,645,000	4,645,000
Series Merlots 00 H, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,400,000	8,400,000
Series PA 756R, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,540,000	4,540,000
Series 1999, 1.35%, VRDN (b)	8,040,000	8,040,000
1.3% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (b)	31,700,000	31,699,997
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.45%, LOC Fleet Bank NA, VRDN (b)(e)	$ 1,600,000	$ 1,600,000
(Monkiewicz Realty Trust Proj.) 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	1,700,000	1,700,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 1.5%, LOC Suntrust Bank, VRDN (b)(e)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Renaissance Charter School Proj.) 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)	9,800,000	9,800,000
(Carleton-Willard Village Proj.) 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)	4,400,000	4,400,000
(Dexter School Proj.) 1.3% (MBIA Insured), VRDN (b)	5,000,000	5,000,000
(Edgewood Retirement Proj.) Series A, 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)	4,300,000	4,300,000
(Fessenden School Proj.) Series 2001, 1.3%, LOC Fleet Bank NA, VRDN (b)	2,600,000	2,600,000
(Gordon College Proj.) Series 2000, 1.25%, LOC State Street Bank & Trust Co., VRDN (b)	1,750,000	1,750,000
(Wentworth Institute of Technology Proj.) Series 2000, 1.3% (AMBAC Insured), VRDN (b)	7,265,000	7,265,000
2.1% 3/11/02, LOC First Union Nat'l. Bank, North Carolina, CP	4,250,000	4,250,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,065,000	3,065,000
Massachusetts Gen. Oblig.:
Bonds:
(Consolidated Ln. Prog.) Series 2001 B, 3.75% 5/1/02	3,900,000	3,908,454
Series PA 680R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	6,685,000	6,685,000
Series PA 689R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	6,360,000	6,360,000
Series PA 716R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	4,600,000	4,600,000
Series PA 724 R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	6,150,000	6,150,000
Participating VRDN:
Series AAB 00 18, 1.37% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	4,600,000	4,600,000
Series EGL 00 2102, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 01 2102, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 4,300,000	$ 4,300,000
Series EGL 01 2103, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	11,685,000	11,685,000
Series EGL 01 2104, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	4,690,000	4,690,000
Series EGL 01 2105, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	11,700,000	11,700,000
Series FRRI 01 L11, 1.45% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	3,600,000	3,600,000
Series LB 01 L39, 1.45% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	5,000,000	5,000,000
Series MSDW 00 420X, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	2,000,000	2,000,000
Series MSDW 01 535, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	6,400,000	6,400,000
Series MSDW 98 35, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,900,000	5,900,000
Series PA 721, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,550,000	4,550,000
Series PT 392, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	11,820,000	11,820,000
Series PT 393, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,000,000	6,000,000
Series ROC II 99 11, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	1,500,000	1,500,000
Series ROC II R102, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	4,995,000	4,995,000
Series ROC II R143, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	4,995,000	4,995,000
Series 1998 A, 1.2%, VRDN (b)	10,700,000	10,700,000
Series 1998 B, 1.2%, VRDN (b)	8,600,000	8,600,000
Series 2001 B, 1.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	11,600,000	11,600,000
Series 2001 C, 1.3% (Liquidity Facility State Street Bank & Trust Co.), VRDN (b)	15,470,000	15,470,000
Series 2001 F, 1.4% 2/7/02 (Liquidity Facility BNP Paribas SA), CP	4,800,000	4,800,000
Series D:
1.3% 2/7/02, CP	8,000,000	8,000,000
1.45% 2/7/02, CP	7,200,000	7,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series E, 1.25% 2/6/02, CP	$ 7,200,000	$ 7,200,000
Series F:
1.35% 2/12/02, LOC J.P. Morgan Chase Bank, CP	4,500,000	4,500,000
1.45% 2/5/02, LOC J.P. Morgan Chase Bank, CP	7,200,000	7,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured), LOC MBIA	3,700,000	3,743,606
Participating VRDN:
Series EGL 96 2101, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	5,975,000	5,975,000
Series EGL 97 2104, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000,000	5,000,000
Series Merlots 00 T, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	1,590,000	1,590,000
Series Merlots 00 WW, 1.4% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,800,000	4,800,000
Series Merlots 97 Y, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,435,000	4,435,000
Series PA 595R, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,000,000	4,000,000
Series SG 27, 1.25% (Liquidity Facility Societe Generale) (b)(g)	3,935,000	3,935,000
(Home for Little Wanderers Proj.) Series B, 1.3%, LOC Fleet Bank NA, VRDN (b)	2,400,000	2,400,000
(Partners Health Care Sys. Proj.) Series P2, 1.25% (FSA Insured), VRDN (b)	2,300,000	2,300,000
Massachusetts Hsg. Fin. Agcy.:
(Hbr. Point Apt. Proj.) Series 1995 A, 1.3% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (b)	3,000,000	3,000,000
(Princeton Crossing LP Proj.) Series 1996, 1.4%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	3,400,000	3,400,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds:
Series 2001 G2, 2.8% 3/1/02 (e)	15,480,000	15,480,000
Series H, 2.05% 12/2/02 (e)	3,700,000	3,700,000
Participating VRDN:
Series Merlots H, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,375,000	8,375,000
Series PA 370, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,815,000	3,815,000
Series PT 160, 1.31% (Liquidity Facility Commerzbank AG) (b)(e)(g)	3,540,000	3,540,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN:
Series PT 212, 1.31% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	$ 3,645,000	$ 3,645,000
Series PT 33, 1.31% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	1,160,000	1,160,000
Series PT 42, 1.33% (Liquidity Facility Commerzbank AG) (b)(g)	1,260,000	1,260,000
Series PT 592, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	10,800,000	10,800,000
Massachusetts Indl. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 1.3%, LOC Fleet Bank NA, VRDN (b)	1,900,000	1,900,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 2%, LOC Fleet Bank NA, VRDN (b)(e)	1,100,000	1,100,000
(Abbott Box Co. Proj.) Series 1997, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,835,000	1,835,000
(Barbour Corp. Proj.) Series 1998, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,400,000	2,400,000
(BBB Esq. LLC Proj.) Series 1996, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	800,000	800,000
(Brady Enterprises Proj.) Series 1996, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,450,000	1,450,000
(Decas Cranberry Proj.) Series 1997, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,500,000	2,500,000
(Heat Fab, Inc. Proj.) Series 1996, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	1,500,000	1,500,000
(Parker-Hannifin Corp. Proj.) Series 1997, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	1,800,000	1,800,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 1.45%, LOC Fleet Bank NA, VRDN (b)(e)	1,700,000	1,700,000
(United Plastics Proj.) Series 1997, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,900,000	1,900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.25% tender 3/4/02, CP mode	8,250,000	8,250,000
1.3% tender 4/3/02, CP mode	18,000,000	18,000,000
Series 1993 A, 1.7% tender 2/7/02, CP mode	15,400,000	15,400,000
Series 1993 B, 1.45% tender 2/5/02, CP mode	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.:
Participating VRDN:
Series SG 108, 1.25% (Liquidity Facility Societe Generale) (b)(g)	$ 3,755,000	$ 3,755,000
Series SG 56, 1.25% (Liquidity Facility Societe Generale) (b)(g)	7,025,000	7,025,000
(Gordon College Proj.) Series 1997, 1.25%, LOC State Street Bank & Trust Co., VRDN (b)	7,800,000	7,800,000
(Groton School Proj.) Series 1998 B, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,000,000	8,000,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.35%, LOC Fleet Bank NA, VRDN (b)	2,155,000	2,155,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.3%, LOC ABN-AMRO Bank NV, VRDN (b)	3,000,000	3,000,000
Series 1994 B, 1.3%, LOC ABN-AMRO Bank NV, VRDN (b)	4,300,000	4,300,000
(Mount Ida College Proj.) Series 1997, 1.25%, LOC Dexia Credit Local de France, VRDN (b)	1,700,000	1,700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)	2,685,000	2,685,000
(Youville Place Proj.) Series 1996, 1.3% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (b)	4,200,000	4,200,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Bonds:
(Stony Brook Peaking Proj.) 4% 7/1/02 (MBIA Insured)	3,090,000	3,115,198
Series B, 6.75% 7/1/11 (Pre-Refunded to 7/1/02 @ 102) (f)	4,200,000	4,374,082
Participating VRDN Series MSDW 01 537, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	9,117,500	9,117,500
Massachusetts Port Auth. Rev. Participating VRDN Series PA 599R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,850,000	4,850,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN Series ROC II R77, 1.35% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	4,995,000	4,995,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.4%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	8,200,000	8,200,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN:
Series PT 135, 1.25% (Liquidity Facility Banco Santander Central Hispano SA) (b)(g)	9,620,000	9,620,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. - continued Participating VRDN:
Series SG 124, 1.25% (Liquidity Facility Societe Generale) (b)(g)	$ 16,985,000	$ 16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.4% (Liquidity Facility Bank of America NA) (b)(g)	11,623,000	11,623,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,070,000	5,070,000
Massachusetts Wtr. Resource Auth.:
Participating VRDN:
Series PA 639, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,850,000	4,850,000
Series PA 700, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,295,000	3,295,000
Series SG 63, 1.33% (Liquidity Facility Societe Generale) (b)(g)	1,000,000	1,000,000
Series 1997 B, 1.3% (AMBAC Insured), VRDN (b)	15,100,000	15,100,000
Series 1999 B, 1.2%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,500,000	2,500,000
Series 1999, 1.7% 2/14/02, LOC State Street Bank & Trust Co., CP	10,800,000	10,800,000
1.2% 2/21/02, LOC J.P. Morgan Chase Bank, CP	7,800,000	7,800,000
1.4% 3/21/02, LOC J.P. Morgan Chase Bank, CP	10,000,000	10,000,000
1.45% 4/5/02, LOC J.P. Morgan Chase Bank, CP	9,300,000	9,300,000
1.55% 6/12/02, LOC J.P. Morgan Chase Bank, CP	1,500,000	1,500,000
Maynard Gen. Oblig. BAN 3.7% 2/15/02	4,100,000	4,100,544
Medford Gen. Oblig. BAN 2.25% 11/14/02	4,900,000	4,915,056
Merrimack Valley Reg'l. Transit Auth. RAN 3.2% 6/14/02	8,550,000	8,564,246
Monson Gen. Oblig. BAN 3.25% 8/9/02	5,500,000	5,513,841
Needham Gen. Oblig. BAN 3% 6/28/02	8,020,000	8,030,982
New England Ed. Ln. Marketing Corp. Student Ln. Rev. Bonds Issue A, 5.8% 3/1/02	6,185,000	6,198,283
Newburyport Gen. Oblig. BAN 3.25% 5/10/02	6,500,000	6,505,253
North Middlesex Reg'l. School District BAN 2.75% 10/25/02	7,520,000	7,550,525
North Reading Gen. Oblig. BAN 2.75% 9/26/02	5,069,000	5,088,328
Norwell Gen. Oblig. BAN 4% 2/22/02	6,600,000	6,602,757
Oxford Gen. Oblig. BAN 2.5% 1/17/03	6,200,000	6,246,738
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Pioneer Valley Reg'l. School District BAN 2% 6/25/02	$ 5,100,000	$ 5,105,996
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 1.37% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	6,535,000	6,535,000
Series EGL 01 2101, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	2,200,000	2,200,000
Series ROC 27, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	4,280,000	4,280,000
Scituate Gen. Oblig. BAN 3.7% 3/8/02	4,900,000	4,902,091
Springfield Gen. Oblig.:
BAN:
2.3% 11/13/02 (BPA Fleet Bank NA)	4,200,000	4,214,462
3.875% 2/22/02 (BPA Fleet Bank NA)	7,500,000	7,502,189
RAN 2.25% 6/28/02 (BPA Fleet Nat'l. Bank)	4,800,000	4,815,330
Tyngsborough Gen. Oblig. BAN 2.6% 11/6/02	5,400,000	5,424,177
Watertown Gen. Oblig. BAN 2.25% 11/14/02	4,200,000	4,211,286
Westborough Gen. Oblig. BAN:
Series B, 2.25% 11/21/02	6,000,000	6,022,204
3.2% 5/24/02	9,000,000	9,009,914
Woburn Gen. Oblig. BAN 3.2% 9/12/02	8,000,000	8,028,406
		954,355,859
Puerto Rico - 0.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 01 A107, 1.25% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,400,000	3,400,000
	Shares
Other - 6.7%
Fidelity Municipal Cash Central Fund, 1.50% (c)(d)	70,271,297	$ 70,271,297
TOTAL INVESTMENT PORTFOLIO - 98.0%	1,028,027,156
NET OTHER ASSETS - 2.0%	21,406,667
NET ASSETS - 100%	$ 1,049,433,823
Total Cost for Income Tax Purposes $ 1,028,027,156
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds:
Series PA 680R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/17/00	$ 6,685,000
Series PA 689R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/1/00	$ 6,360,000
Series PA 716R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	12/20/00	$ 4,600,000
Series PA 724 R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/20/00	$ 6,150,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,795,000 or 2.3% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 12.18% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 1,028,027,156
Cash		23,456,984
Receivable for fund shares sold		5,764,231
Interest receivable		5,846,651
Other receivables		59,995
Total assets		1,063,155,017
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,030,060
Payable for fund shares redeemed	4,267,925
Distributions payable	82,669
Accrued management fee	339,186
Other payables and accrued expenses	1,354
Total liabilities		13,721,194
Net Assets		$ 1,049,433,823
Net Assets consist of:
Paid in capital		$ 1,049,256,679
Accumulated net realized gain (loss) on investments		177,144
Net Assets, for 1,049,242,405 shares outstanding		$ 1,049,433,823
Net Asset Value, offering price and redemption price per share ($1,049,433,823 ÷ 1,049,242,405 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2002
Investment Income Interest		$ 25,318,094
Expenses
Management fee	$ 4,561,273
Non-interested trustees' compensation	3,279
Total expenses before reductions	4,564,552
Expense reductions	(430,754)	4,133,798
Net investment income		21,184,296
Net Realized Gain (Loss) on Investments		177,144
Net increase in net assets resulting from operations		$ 21,361,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2002	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 21,184,296	$ 30,404,000
Net realized gain (loss)	177,144	17,046
Increase (decrease) in net unrealized gain from accretion of discount	-	(1,754)
Net increase (decrease) in net assets resulting from operations	21,361,440	30,419,292
Distributions to shareholders from net investment income	(21,184,296)	(30,404,000)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	931,396,458	876,539,445
Reinvestment of distributions from net investment income	19,714,130	27,945,929
Cost of shares redeemed	(785,728,461)	(851,708,714)
Net increase (decrease) in net assets and shares resulting from share transactions	165,382,127	52,776,660
Total increase (decrease) in net assets	165,559,271	52,791,952
Net Assets
Beginning of period	883,874,552	831,082,600
End of period	$ 1,049,433,823	$ 883,874,552

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.023	.036	.028	.030	.031
Less Distributions
From net investment income	(.023)	(.036)	(.028)	(.030)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	2.28%	3.61%	2.83%	3.00%	3.19%
Ratios to Average Net Assets C
Expenses before expense reductions	.48%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.47%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.43%	.49%	.50%	.49%	.50%
Net investment income	2.23%	3.55%	2.79%	2.95%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,049,434	$ 883,875	$ 831,083	$ 905,230	$ 744,860

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity ® Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® MA Municipal Money Market	2.22%	15.45%	30.24%
Massachusetts Tax-Free Retail Money Market Funds Average	2.03%	14.90%	30.04%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 10 money market funds.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Money Market	2.22%	2.91%	2.68%
Massachusetts Tax-Free Retail Money Market Funds Average	2.03%	2.81%	2.66%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	1/28/02	10/29/01	7/30/01	4/30/01	1/29/01

Fidelity Massachusetts Municipal Money Market Fund	1.06%	1.79%	2.35%	3.47%	3.48%

Massachusetts Tax-Free Retail Money Market Funds Average	0.90%	1.60%	2.01%	3.40%	3.31%

Fidelity Massachusetts Municipal Money Market Fund - Tax-equivalent	1.73%	2.91%	3.83%	5.63%	5.62%

Portion of fund's income subject to state taxes	10.87%	7.77%	7.94%	11.35%	14.69%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.45%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. Government neither insures nor guarantees a money market fund, and there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended January 31, 2002?

A. Interest rates declined as the Federal Reserve Board aggressively cut short-term rates in an attempt to buoy U.S. economic growth. From early January through the end of August 2001, the Fed had cut the rate banks charge each other for overnight loans - known as the fed funds target rate - seven times. At that point, market sentiment wavered between expectations of continued anemic growth and the possibility of an economic rebound. The events of September 11 eliminated thoughts of a quick recovery and, in November, the National Bureau of Economic Research confirmed that the U.S. economy had been in a recession since March 2001. The Fed acted forcefully to reassure the markets, lowering the target rate four more times through the end of 2001. All in all, the Fed cut the fed funds rate 11 times in 2001, bringing it from 6.50% to a 40-year low of 1.75%. In January 2002, the Fed elected to keep rates unchanged. Many market observers interpreted this as a signal that the Fed had completed its rate cut cycle.

Q. What was the backdrop like for the Massachusetts economy and municipal money market?

A. Massachusetts' economy weakened along with the national economy, but not as much. Unemployment rose more slowly than the national average, and property values continued to hold up. Like other state governments, Massachusetts struggled with budgetary problems. The strong revenues that spurred spending in the late '90s declined, leaving the government facing difficult decisions that could affect the state's credit rating and economy. This year should witness heavy new issuance of school financing securities, as many municipalities are taking advantage of the state's promise to reimburse them for school upgrades. Finally, the events of September 11 brought airport-related securities to the forefront. We've closely examined our holdings in this area and, reassured that the credits remained solid, have continued to buy them at cheaper levels.

Q. What kind of approach did you take with the fund?

A. I generally maintained a neutral stance with the fund's average maturity. Typically, within a falling interest rate environment, the maturity is lengthened in order to capture yields before they fall. However, longer-term securities did not consistently offer compelling yields. As a result, I looked to invest in yield opportunities along the entire money market yield curve. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Massachusetts obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Massachusetts tax. Although more of shareholders' income will be taxable than if we had exclusively purchased Massachusetts obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2002, was 1.10%, compared to 3.78% 12 months ago. The more recent seven-day yield was the equivalent of a 1.78% taxable rate of return for Massachusetts investors in the 38.45% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2002, the fund's 12-month total return was 2.22%, compared to 2.03% for the Massachusetts tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. I believe it is likely the Fed has reached the end of its rate cutting cycle. Historically, the Fed has tended to stand pat at this juncture in order to see how its moves affect the economy. However, the market is currently pricing in expectations that the Fed will raise rates in the near future. For my part, I believe we've seen the low point in rates and that they will increase gradually over the next year, although I'm not sure exactly when or by how much. As a result, I anticipate maintaining a neutral stance in order to maneuver along the yield curve and look for opportunities as they arise within a rising interest rate environment.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital

Fund number: 074

Trading symbol: FDMXX

Start date: November 11, 1983

Size: as of January 31, 2002, more than $3.1 billion

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/02	% of fund's investments 7/31/01	% of fund's investments 1/31/01
0 - 30	68.9	65.8	76.2
31 - 90	8.3	9.0	6.7
91 - 180	12.0	11.2	6.2
181 - 397	10.8	14.0	10.9
Weighted Average Maturity
	1/31/02	7/31/01	1/31/01
Fidelity Massachusetts Municipal Money Market Fund	56 Days	61 Days	48 Days
Massachusetts Tax-Free Retail Money Market Funds Average *	50 Days	56 Days	47 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2002	As of July 31, 2001
Variable Rate Demand Notes (VRDNs) 46.8%	Variable Rate Demand Notes (VRDNs) 52.7%
Commercial Paper (including CP Mode) 11.5%	Commercial Paper (including CP Mode) 10.3%
Tender Bonds 2.6%	Tender Bonds 0.2%
Municipal Notes 23.6%	Municipal Notes 25.2%
Municipal Money Market Funds 10.0%	Municipal Money Market Funds 6.8%
Other Investments 3.3%	Other Investments 1.8%
Net Other Assets 2.2%	Net Other Assets 3.0%

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments January 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount	Value (Note 1)
Massachusetts - 87.5%
Acton Gen. Oblig. BAN 3.7% 3/5/02	$ 14,035,000	$ 14,040,119
Bellingham Gen. Oblig. BAN 3.5% 3/27/02	9,350,000	9,354,952
Billerica Gen. Oblig. BAN 2.5% 1/10/03	9,500,000	9,570,183
Boston Gen. Oblig.:
Bonds Series B, 5.25% 5/1/02	9,255,000	9,303,735
BAN Series A, 4% 5/1/02	9,000,000	9,020,325
Boston Indl. Dev. Rev. (New Boston Seafood Ctr. Proj.) Series 1997, 1.3%, LOC Fleet Bank NA, VRDN (b)(e)	3,335,000	3,335,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MSDW 00 434, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,430,000	3,430,000
Series SG 75, 1.25% (Liquidity Facility Societe Generale) (b)(g)	8,380,000	8,380,000
Bridgewater & Raynham Reg'l. School District BAN:
2.5% 7/5/02	10,000,000	10,034,385
3.2% 7/5/02	12,005,000	12,030,141
Cambridge Gen. Oblig. Bonds 3.5% 12/15/02	3,265,000	3,309,717
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 1.55%, LOC Fannie Mae, VRDN (b)(e)	3,695,000	3,695,000
Chicopee Gen. Oblig. BAN:
2.25% 11/20/02	7,500,000	7,513,496
2.5% 11/20/02	25,900,000	26,021,810
Dartmouth Gen. Oblig. BAN 2% 8/30/02 (a)	27,070,000	27,160,414
Dover & Sherborn Reg'l. School District BAN 2.25% 11/15/02	10,000,000	10,030,829
Dracut Gen. Oblig. BAN 2.75% 9/27/02	5,600,000	5,619,645
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,675,000	5,675,000
Duxbury Gen. Oblig. BAN 2.5% 1/15/03	8,786,000	8,851,842
Edgartown Gen. Oblig. BAN 3.2% 8/2/02	5,000,000	5,012,142
Everett Gen. Oblig. BAN 2.75% 3/14/02	3,865,000	3,866,427
Foxborough Gen. Oblig. BAN 3.2% 6/20/02	18,800,000	18,834,795
Franklin Gen. Oblig. BAN 3.5% 5/1/02	19,300,000	19,318,212
Grafton Gen. Oblig. BAN 2.75% 10/23/02	15,700,000	15,763,251
Haverhill Gen. Oblig. BAN 4% 4/16/02 (BPA Fleet Nat'l. Bank)	7,500,000	7,511,784
Hingham Gen. Oblig. BAN 3.2% 6/27/02	33,507,000	33,599,289
Hudson Gen. Oblig. BAN 3.25% 5/14/02	10,800,000	10,807,606
Hull Gen. Oblig. BAN 3.25% 6/28/02	10,800,000	10,819,016
Lancaster Gen. Oblig. BAN 3.4% 4/26/02	12,302,017	12,309,152
Lee Gen. Oblig. BAN Lot A, 2.5% 5/15/02	12,600,000	12,614,708
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Leominster Gen. Oblig. BAN 2.75% 11/15/02	$ 14,300,000	$ 14,400,410
Lexington Gen. Oblig. BAN 3.6% 2/15/02	40,300,000	40,308,967
Lincoln-Sudbury Reg'l School District BAN 2.75% 10/11/02	10,000,000	10,047,354
Littleton Gen. Oblig. BAN 3.4% 5/3/02	13,655,000	13,668,860
Marion Gen. Oblig. BAN 2.75% 9/27/02	9,900,000	9,937,868
Marlborough Gen. Oblig.:
BAN 3.2% 6/20/02	7,845,000	7,859,810
RAN 3.25% 6/20/02	2,000,000	2,004,074
Massachusetts Bay Trans. Auth.:
Bonds:
Series A, 5% 3/1/02	3,250,000	3,254,697
Series MSDW 98 107, 2%, tender 6/20/02 (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)(h)	5,565,000	5,565,000
Participating VRDN:
Series EGL 99 2101, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	12,600,000	12,600,000
Series Merlots 00 H, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	24,930,000	24,930,000
Series MSDW 00 431, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	1,895,000	1,895,000
Series PA 675, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,835,000	4,835,000
Series PA 756R, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	13,100,000	13,100,000
Series 1999, 1.35%, VRDN (b)	23,900,000	23,900,000
1.3% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (b)	119,900,000	119,900,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN Series Merlots 00 B11, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,260,000	8,260,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 1.35%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,750,000	2,750,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Bartley RF Sys. Proj.) Series 1999, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	4,770,000	4,770,000
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.45%, LOC Fleet Bank NA, VRDN (b)(e)	2,900,000	2,900,000
(Monkiewicz Realty Trust Proj.) 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	5,185,000	5,185,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.43%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,590,000	7,590,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Renaissance Charter School Proj.) 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 14,900,000	$ 14,900,000
(Brooks School Issue Proj.) Series 1999 A, 1.35% (MBIA Insured), VRDN (b)	3,800,000	3,800,000
(Draper Lab. Issue Proj.) Series 2000, 1.2% (MBIA Insured), VRDN (b)	25,800,000	25,800,000
(Edgewood Retirement Proj.) Series A, 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)	12,580,000	12,580,000
(Fessenden School Proj.) Series 2001, 1.3%, LOC Fleet Bank NA, VRDN (b)	8,400,000	8,400,000
(Gordon College Proj.) Series 2000, 1.25%, LOC State Street Bank & Trust Co., VRDN (b)	5,000,000	5,000,000
(Shady Hills School Proj.) Series 1998 A, 1.35%, LOC State Street Bank & Trust Co., VRDN (b)	2,400,000	2,400,000
(Wentworth Institute of Technology Proj.) Series 2000, 1.3% (AMBAC Insured), VRDN (b)	15,200,000	15,200,000
(Worcester YMCA Proj.) Series 2001, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,000,000	4,000,000
1.9% 3/28/02, LOC First Union Nat'l. Bank, North Carolina, CP	14,081,000	14,081,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,700,000	8,700,000
Massachusetts Gen. Oblig.:
Bonds:
(Consolidated Ln. Prog.) Series 2001 B, 3.75% 5/1/02	12,555,000	12,582,214
Series A, 6.25% 7/1/02	11,115,000	11,309,161
Series PA 680R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	18,300,000	18,300,000
Series PA 689R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	17,500,000	17,500,000
Series PA 716R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	14,800,000	14,800,000
Series PA 724 R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	18,100,000	18,100,000
Series PA 945R, 1.9%, tender 5/16/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	4,995,000	4,995,000
Participating VRDN:
Series AAB 00 18, 1.37% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	14,740,000	14,740,000
Series BA 01 O, 1.4% (Liquidity Facility Bank of America NA) (b)(g)	2,785,000	2,785,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 00 2102, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 7,400,000	$ 7,400,000
Series EGL 01 2102, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	14,835,000	14,835,000
Series EGL 01 2103, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	38,500,000	38,500,000
Series EGL 01 2104, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	16,100,000	16,100,000
Series EGL 01 2105, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	35,585,000	35,585,000
Series FRRI 01 L11, 1.45% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	11,370,000	11,370,000
Series MSDW 00 241, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,462,500	5,462,500
Series MSDW 00 420X, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,790,000	5,790,000
Series MSDW 01 535, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	19,340,000	19,340,000
Series MSDW 01 574, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	6,395,000	6,395,000
Series MSDW 98 35, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	14,780,000	14,780,000
Series PA 363, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,920,000	4,920,000
Series PA 647, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,840,000	4,840,000
Series PA 721, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10,600,000	10,600,000
Series PA 798, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,500,000	2,500,000
Series PA 859R, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,020,000	5,020,000
Series PA 955R, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,355,000	5,355,000
Series PA 964R, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,995,000	4,995,000
Series PT 391, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	12,130,000	12,130,000
Series PT 393, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	16,865,000	16,865,000
Series ROC II 99 11, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R100, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	$ 9,995,000	$ 9,995,000
Series ROC II R104, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	4,995,000	4,995,000
Series SG 126, 1.25% (Liquidity Facility Societe Generale) (b)(g)	3,255,000	3,255,000
(Central Artery Proj.) Series 2000 A, 1.5% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (b)	17,800,000	17,800,000
Series 1998 A, 1.2%, VRDN (b)	93,860,000	93,860,000
Series 1998 B, 1.2%, VRDN (b)	27,600,000	27,600,000
Series 2001 B, 1.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	38,000,000	38,000,000
Series 2001 C, 1.3% (Liquidity Facility State Street Bank & Trust Co.), VRDN (b)	10,640,000	10,640,000
Series 2001 F:
1.4% 2/7/02 (Liquidity Facility BNP Paribas SA), CP	5,200,000	5,200,000
1.4% 2/12/02 (Liquidity Facility BNP Paribas SA), CP	10,000,000	10,000,000
Series D:
1.3% 2/7/02, CP	25,500,000	25,500,000
1.45% 2/7/02, CP	22,800,000	22,800,000
Series E:
1.25% 2/6/02, CP	22,800,000	22,800,000
1.45% 2/8/02, CP	10,000,000	10,000,000
Series F:
1.35% 2/12/02, LOC J.P. Morgan Chase Bank, CP	10,500,000	10,500,000
1.45% 2/5/02, LOC J.P. Morgan Chase Bank, CP	22,800,000	22,800,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured), LOC MBIA	11,915,000	12,055,424
Participating VRDN:
Series EGL 96 2101, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	17,000,000	17,000,000
Series EGL 97 2104, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	17,500,000	17,500,000
Series Merlots 00 T, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,990,000	3,990,000
Series Merlots 00 WW, 1.4% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	13,675,000	13,675,000
Series Merlots 97 Y, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PA 595R, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 4,245,000	$ 4,245,000
Series SG 27, 1.25% (Liquidity Facility Societe Generale) (b)(g)	7,500,000	7,500,000
(Cap. Asset Prog.):
Series C, 1.5% (MBIA Insured), VRDN (b)	3,350,000	3,350,000
Series D, 1.5% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (b)	2,700,000	2,700,000
Series E, 1.5%, LOC Bank One NA, Chicago, VRDN (b)	5,050,000	5,050,000
(Endicott College Proj.) Series 2001 C, 1.2%, LOC Fleet Bank NA, VRDN (b)	6,825,000	6,825,000
(Home for Little Wanderers Proj.) Series B, 1.3%, LOC Fleet Bank NA, VRDN (b)	4,980,000	4,980,000
(Partners Health Care Sys. Proj.):
Series P1, 1.3% (FSA Insured), VRDN (b)	4,045,000	4,045,000
Series P2, 1.25% (FSA Insured), VRDN (b)	2,200,000	2,200,000
Massachusetts Hsg. Fin. Agcy.:
Participating VRDN Series PT 271, 1.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	6,670,000	6,670,000
(Hbr. Point Apt. Proj.) Series 1995 A, 1.3% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (b)	34,850,000	34,850,000
(Princeton Crossing LP Proj.) Series 1996, 1.4%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	9,900,000	9,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series H, 2.05% 12/2/02 (e)	11,300,000	11,300,000
Participating VRDN:
Series FRRI A13, 1.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	7,990,000	7,990,000
Series Merlots H, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	19,000,000	19,000,000
Series PA 370, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,600,000	3,600,000
Series PA 83, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,106,000	5,106,000
Series PT 160, 1.31% (Liquidity Facility Commerzbank AG) (b)(e)(g)	10,255,000	10,255,000
Series PT 212, 1.31% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	7,420,000	7,420,000
Series PT 33, 1.31% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	4,095,000	4,095,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN:
Series PT 42, 1.33% (Liquidity Facility Commerzbank AG) (b)(g)	$ 1,590,000	$ 1,590,000
Series PT 592, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	34,685,000	34,685,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 2%, LOC Fleet Bank NA, VRDN (b)(e)	1,900,000	1,900,000
(Abbott Box Co. Proj.) Series 1997, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,900,000	2,900,000
(Barbour Corp. Proj.) Series 1998, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,445,000	3,445,000
(BBB Esq. LLC Proj.) Series 1996, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	1,100,000	1,100,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	4,100,000	4,100,000
(Brady Enterprises Proj.) Series 1996, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,600,000	1,600,000
(Canton/Cedar Realty LLC Proj.) Series 1997, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	175,000	175,000
(Decas Cranberry Proj.) Series 1997, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,500,000	3,500,000
(Heat Fab, Inc. Proj.) Series 1996, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	2,095,000	2,095,000
(Interpolymer Corp. Proj.) Series 1992, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	2,400,000	2,400,000
(Longview Fibre Co. Proj.) Series 1987, 1.45%, LOC ABN-AMRO Bank NV, VRDN (b)	2,070,000	2,070,000
(Parker-Hannifin Corp. Proj.) Series 1997, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	2,700,000	2,700,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	3,100,000	3,100,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 1.45%, LOC Fleet Bank NA, VRDN (b)(e)	3,300,000	3,300,000
(United Med. Corp. Proj.) Series 1992, 1.25%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,200,000	2,200,000
(United Plastics Proj.) Series 1997, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,830,000	1,830,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.25% tender 4/8/02, CP mode	$ 10,000,000	$ 10,000,000
1.3% tender 4/3/02, CP mode	15,500,000	15,500,000
1.7% tender 2/7/02, CP mode	5,000,000	5,000,000
Series 1993 A:
1.2% tender 4/4/02, CP mode	7,000,000	7,000,000
1.7% tender 2/7/02, CP mode	17,600,000	17,600,000
Series 1993 B:
1.2% tender 4/4/02, CP mode	8,400,000	8,400,000
1.45% tender 2/5/02, CP mode	23,750,000	23,750,000
1.7% tender 2/7/02, CP mode	3,800,000	3,800,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A1, 0% 8/1/02	10,950,000	10,795,990
Participating VRDN:
Series SG 108, 1.25% (Liquidity Facility Societe Generale) (b)(g)	6,000,000	6,000,000
Series SG 56, 1.25% (Liquidity Facility Societe Generale) (b)(g)	11,100,000	11,100,000
(Buckingham Browne Nichols School Proj.) Series 1997, 1.25%, LOC State Street Bank & Trust Co., VRDN (b)	11,300,000	11,300,000
(Goddard House Proj.) 1.15%, LOC Fleet Bank NA, VRDN (b)	7,790,000	7,790,000
(Groton School Proj.) Series 1998 B, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	12,000,000	12,000,000
(Heritage at Darmouth Proj.) Series 1996, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	3,025,000	3,025,000
(Heritage at Hingham Proj.) Series 1997, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	6,135,000	6,135,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.35%, LOC Fleet Bank NA, VRDN (b)	3,700,000	3,700,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.3%, LOC ABN-AMRO Bank NV, VRDN (b)	5,200,000	5,200,000
Series 1994 B, 1.3%, LOC ABN-AMRO Bank NV, VRDN (b)	6,300,000	6,300,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)	3,500,000	3,500,000
(Southern New England School of Law Proj.) 1.25%, LOC Fleet Nat'l. Bank, VRDN (b)	1,525,000	1,525,000
(Youville Place Proj.) Series 1996, 1.3% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Bonds:
(Nuclear Mix #1 Proj.) Series A, 4% 7/1/02 (MBIA Insured)	$ 4,805,000	$ 4,844,183
Series B, 6.75% 7/1/11 (Pre-Refunded to 7/1/02 @ 102) (f)	13,300,000	13,851,261
Series A, 1.25% 4/4/02, LOC Fleet Nat'l. Bank, CP	6,765,000	6,765,000
Series B, 2.2% 2/12/02, LOC Fleet Nat'l. Bank, CP	4,535,000	4,535,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series PA 592, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,850,000	4,850,000
Series PA 600R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,850,000	4,850,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN Series ROC II R76, 1.35% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	13,335,000	13,335,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.4%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	28,900,000	28,900,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN:
Series MSDW 00 489, 1.3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	7,360,000	7,360,000
Series PT 135, 1.25% (Liquidity Facility Banco Santander Central Hispano SA) (b)(g)	21,900,000	21,900,000
Series SG 124, 1.25% (Liquidity Facility Societe Generale) (b)(g)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.4% (Liquidity Facility Bank of America NA) (b)(g)	22,348,000	22,348,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	11,800,000	11,800,000
Series MSDW 98 182, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	2,745,000	2,745,000
Series SGA 87, 1.53% (Liquidity Facility Societe Generale) (b)(g)	20,875,000	20,875,000
Massachusetts Wtr. Resource Auth.:
Bonds:
Series 1993 B, 5.1% 3/1/02	5,000,000	5,007,070
Series A, 6.75% 7/15/12 (Pre-Refunded to 7/15/02 @ 102) (f)	3,000,000	3,112,472
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resource Auth.: - continued
Participating VRDN:
Series EGL 00 2103, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 5,600,000	$ 5,600,000
Series PA 637, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,850,000	4,850,000
Series PA 700, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,300,000	9,300,000
Series SG 17, 1.25% (Liquidity Facility Societe Generale) (b)(g)	8,440,000	8,440,000
Series SG 63, 1.33% (Liquidity Facility Societe Generale) (b)(g)	1,000,000	1,000,000
Series 1997 B, 1.3% (AMBAC Insured), VRDN (b)	19,400,000	19,400,000
Series 1998 D, 1.3% (FGIC Insured), VRDN (b)	27,625,000	27,625,000
Series 1999:
1.25% 4/10/02, LOC State Street Bank & Trust Co., CP	15,000,000	15,000,000
1.7% 2/14/02, LOC State Street Bank & Trust Co., CP	25,700,000	25,700,000
Series 2000 B, 1.3% (FGIC Insured), VRDN (b)	7,700,000	7,700,000
1.2% 2/21/02, LOC J.P. Morgan Chase Bank, CP	26,200,000	26,200,000
1.4% 3/8/02, LOC J.P. Morgan Chase Bank, CP	12,000,000	12,000,000
1.4% 3/11/02, LOC J.P. Morgan Chase Bank, CP	6,600,000	6,600,000
1.45% 4/5/02, LOC J.P. Morgan Chase Bank, CP	20,900,000	20,900,000
1.5% 6/10/02, LOC J.P. Morgan Chase Bank, CP	5,000,000	5,000,000
1.5% 6/10/02, LOC J.P. Morgan Chase Bank, CP	3,600,000	3,600,000
1.7% 3/21/02, LOC J.P. Morgan Chase Bank, CP	8,235,000	8,235,000
Medford Gen. Oblig. BAN 2.25% 11/14/02	14,975,000	15,021,014
Milton Gen. Oblig. BAN 2.75% 9/27/02	9,000,000	9,034,448
Monson Gen. Oblig. BAN 3.25% 8/9/02	17,500,000	17,544,040
New England Ed. Ln. Marketing Corp. Student Ln. Rev. Bonds Sub Issue G, 6% 3/1/02 (e)	2,550,000	2,559,078
Newburyport Gen. Oblig. BAN 3.25% 5/10/02	21,700,000	21,717,537
North Andover Gen. Oblig. BAN 3.4% 4/11/02	5,000,000	5,002,467
North Middlesex Reg'l. School District BAN 2.75% 10/25/02	15,000,000	15,060,888
Northbridge Gen. Oblig. BAN:
3.75% 2/21/02	7,570,000	7,571,997
4.5% 2/21/02	2,750,000	2,751,823
Norwell Gen. Oblig. BAN 4% 2/22/02	22,900,000	22,909,565
Oxford Gen. Oblig. BAN 2.5% 1/17/03	19,850,000	19,999,638
Pembroke Gen. Oblig. BAN 3.25% 8/8/02	11,000,000	11,027,554
Pioneer Valley Reg'l. School District BAN 2% 6/25/02	16,140,000	16,158,976
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 1.37% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	$ 19,900,000	$ 19,900,000
Series EGL 01 2101, 1.3% (Liquidity Facility Citibank NA, New York) (b)(g)	7,600,000	7,600,000
Series ROC II R26, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	11,285,000	11,285,000
Salisbury Gen. Oblig. BAN 2.75% 3/27/02	12,150,000	12,160,548
Scituate Gen. Oblig. BAN 3.7% 3/8/02	17,055,000	17,062,278
Springfield Gen. Oblig.:
BAN:
2.3% 11/13/02 (BPA Fleet Bank NA)	13,300,000	13,345,798
3.875% 2/22/02 (BPA Fleet Bank NA)	25,800,000	25,807,532
RAN:
2.25% 6/28/02 (BPA Fleet Nat'l. Bank)	15,200,000	15,248,545
2.5% 6/28/02 (BPA Fleet Nat'l. Bank)	5,000,000	5,013,924
Tewksbury Gen. Oblig. BAN 3.25% 5/17/02	7,000,000	7,005,654
Topsfield Gen. Oblig. BAN 3% 3/21/02	2,350,000	2,352,156
Tyngsborough Gen. Oblig. BAN 2.6% 11/6/02	17,000,000	17,076,112
Wakefield Gen. Oblig. BAN 2.5% 1/30/03 (a)	10,034,000	10,132,534
Watertown Gen. Oblig. BAN 2.25% 11/14/02	13,378,800	13,414,751
Westborough Gen. Oblig. BAN:
Series B, 2.25% 11/21/02	19,400,000	19,471,792
3.2% 5/24/02	29,604,206	29,636,816
Worcester Reg'l. Trans. Auth. RAN 3.2% 6/14/02	14,500,000	14,524,159
		2,792,536,914
Puerto Rico - 0.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 01 A107, 1.25% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	10,495,000	10,495,000
	Shares
Other - 10.0%
Fidelity Municipal Cash Central Fund, 1.50% (c)(d)	317,708,513	317,708,513
TOTAL INVESTMENT PORTFOLIO - 97.8%	3,120,740,427
NET OTHER ASSETS - 2.2%	68,955,151
NET ASSETS - 100%	$ 3,189,695,578
Total Cost for Income Tax Purposes $ 3,120,740,427
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Bonds Series MSDW 98 107, 2%, tender 6/20/02 (Liquidity Facility Morgan Stanley Dean Witter & Co.)	7/3/01	$ 5,565,000
Massachusetts Gen. Oblig. Bonds:
Series PA 680R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/17/00	$ 18,300,000
Series PA 689R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/1/00	$ 17,500,000
Series PA 716R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	12/20/00	$ 14,800,000
Series PA 724R, 2%, tender 6/13/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/20/00	$ 18,100,000
Series PA 945R, 1.9%, tender 5/16/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/16/01	$ 4,995,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,260,000 or 2.5% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 11.60% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 3,120,740,427
Cash		85,184,604
Receivable for fund shares sold		32,289,756
Interest receivable		18,210,925
Other receivables		129,021
Total assets		3,256,554,733
Liabilities
Payable for investments purchased Regular delivery	$ 4,995,171
Delayed delivery	37,292,948
Payable for fund shares redeemed	23,160,282
Distributions payable	23,740
Accrued management fee	1,013,214
Other payables and accrued expenses	373,800
Total liabilities		66,859,155
Net Assets		$ 3,189,695,578
Net Assets consist of:
Paid in capital		$ 3,189,333,805
Accumulated net realized gain (loss) on investments		361,773
Net Assets, for 3,189,195,800 shares outstanding		$ 3,189,695,578
Net Asset Value, offering price and redemption price per share ($3,189,695,578 ÷ 3,189,195,800 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2002
Investment Income Interest		$ 81,073,107
Expenses
Management fee	$ 11,524,861
Transfer agent fees	3,307,117
Accounting fees and expenses	301,746
Non-interested trustees' compensation	10,451
Custodian fees and expenses	49,285
Registration fees	48,755
Audit	34,721
Legal	13,569
Miscellaneous	88,542
Total expenses before reductions	15,379,047
Expense reductions	(1,266,700)	14,112,347
Net investment income		66,960,760
Net Realized Gain (Loss) on Investments		361,773
Net increase in net assets resulting from operations		$ 67,322,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2002	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 66,960,760	$ 87,680,741
Net realized gain (loss)	361,773	58,954
Increase (decrease) in net unrealized gain from accretion of discount	-	(3,629)
Net increase (decrease) in net assets resulting from operations	67,322,533	87,736,066
Distributions to shareholders from net investment income	(66,960,760)	(87,680,741)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,491,127,004	8,651,570,876
Reinvestment of distributions from net investment income	65,966,971	86,186,506
Cost of shares redeemed	(7,352,860,801)	(7,836,988,459)
Net increase (decrease) in net assets and shares resulting from share transactions	204,233,174	900,768,923
Total increase (decrease) in net assets	204,594,947	900,824,248
Net Assets
Beginning of period	2,985,100,631	2,084,276,383
End of period	$ 3,189,695,578	$ 2,985,100,631

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.022	.035	.027	.029	.031
Less Distributions
From net investment income	(.022)	(.035)	(.027)	(.029)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.22%	3.58%	2.77%	2.90%	3.10%
Ratios to Average Net Assets B
Expenses before expense reductions	.50%	.53%	.55%	.56%	.57%
Expenses net of voluntary waivers, if any	.50%	.53%	.55%	.56%	.57%
Expenses net of all reductions	.46%	.52%	.55%	.56%	.57%
Net investment income	2.20%	3.52%	2.75%	2.86%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,189,696	$ 2,985,101	$ 2,084,276	$ 1,585,140	$ 1,199,547

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2002

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Massachusetts. The following summarizes the significant accounting policies of the funds:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to futures transactions.

In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of January 31, 2002 undistributed net income and undistributed gain on a tax basis for the income fund were as follows:

Undistributed ordinary income	$ 7,334,966
Undistributed long-term capital gains	$ 1,901,761

The tax character of distributions paid by the income fund during the year was as follows:

Ordinary income	$ 86,226,597
Long-term capital gains	2,456,508
$ 88,683,105

There were no significant book-to-tax differences for the money market funds.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective February 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,218,480 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on February 1, 2001.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

The effect of this change during the period, was to increase net investment income by $629,662; decrease net unrealized appreciation/depreciation by $604,260; and decrease net realized gain (loss) by $25,402. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets, was as follows:

	Individual Rate	Group Rate	Total
Spartan Massachusetts Municipal Income Fund	.25%	.13%	.38%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan Massachusetts Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee of .43% of the fund's average net assets. Prior to October 25, 2001, the fund paid a monthly management fee of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. For the period, the total annual management fee rate was .48% of average net assets.

FMR also bears the cost of providing shareholder services to Spartan Massachusetts Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,156 for the period.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.11%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Massachusetts Municipal Money Market Fund	$ 1,334,787
Fidelity Massachusetts Municipal Money Market Fund	$ 6,449,263

5. Expense Reductions.

Effective October 25, 2001, FMR voluntarily agreed to reimburse Spartan Massachusetts Municipal Money Market Fund's management fee at an annual rate of .40% of the fund's average net assets. For the period, the reimbursement reduced the expenses by $81,230.

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Spartan Massachusetts Municipal Income Fund	$ 28,411	$ 784,150	$ 111,178
Fidelity Massachusetts Municipal Money Market Fund	$ 44,992	$ 1,221,708	$ -

In addition, through an arrangement with the Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, $349,524 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund, (the Funds), funds of Fidelity Massachusetts Municipal Trust, including the portfolios of investments, as of January 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 1, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 262 funds advised by FMR or an affiliate. Mr. McCoy oversees 264 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 184 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1981

President of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Massachusetts Municipal Money Market (2001), Spartan Massachusetts Municipal Money Market (2001), and Spartan Massachusetts Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P. O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (cosmetics) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

Robert M. Gates (58)

Year of Election or Appointment: 1997

Consultant, educator, and lecturer. Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (57)

Year of Election or Appointment: 2000

Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation ("IBM") from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Chairman of the non-interested Trustees (2001), Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of IBM and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 1997 or 2000

Vice President of Massachusetts Municipal Money Market (2000), Spartan Massachusetts Municipal Money Market (2000), and Spartan Massachusetts Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000), and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (45)

Year of Election or Appointment: 1997

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

David L. Murphy (54)

Year of Election or Appointment: 2001

Vice President of Spartan Massachusetts Municipal Income. He serves as Senior Vice President (2000) and Bond Group Leader (2000) of Fidelity's Fixed-Income Division, and Vice President of Fidelity's Municipal Bond Funds (2001) and Fidelity's Taxable Bond Funds (2000). Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norm U. Lind (45)

Year of Election or Appointment: 2000

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Christine Jones Thompson (43)

Year of Election or Appointment: 1998

Vice President of Spartan Massachusetts Municipal Income and other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Maria F. Dwyer (43)

Year of Election or Appointment: 2000

Deputy Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)

Year of Election or Appointment: 1986 or 1991

Assistant Treasurer of Massachusetts Municipal Money Market (1986), Spartan Massachusetts Municipal Money Market (1991), and Spartan Massachusetts Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1996

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Massachusetts Municipal Income Fund voted to pay on March 11, 2002, to shareholders of record at the opening of business on March 8, 2002, a distribution of $.012 per share derived from capital gains realized from sales of portfolio securities.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,090,434,692.86	91.516
Against	146,554,410.51	4.340
Abstain	139,940,744.47	4.144
TOTAL	3,376,929,847.84	100.000
Broker Non-Votes	28,735,950.90
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,052,072,007.50	90.380
Against	180,433,579.87	5.343
Abstain	144,424,260.47	4.277
TOTAL	3,376,929,847.84	100.000
Broker Non-Votes	28,735,950.90
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	3,314,752,449.80	97.331
Withheld	90,913,348.94	2.669
TOTAL	3,405,665,798.74	100.000
Ralph F. Cox
Affirmative	3,312,407,329.82	97.262
Withheld	93,258,468.92	2.738
TOTAL	3,405,665,798.74	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	3,307,742,882.88	97.125
Withheld	97,922,915.86	2.875
TOTAL	3,405,665,798.74	100.000
Robert M. Gates
Affirmative	3,313,151,357.55	97.284
Withheld	92,514,441.19	2.716
TOTAL	3,405,665,798.74	100.000
Abigail P. Johnson
Affirmative	3,312,419,383.30	97.262
Withheld	93,246,415.44	2.738
TOTAL	3,405,665,798.74	100.000
Edward C. Johnson 3d
Affirmative	3,313,865,708.37	97.304
Withheld	91,800,090.37	2.696
TOTAL	3,405,665,798.74	100.000
Donald J. Kirk
Affirmative	3,314,788,432.26	97.332
Withheld	90,877,366.48	2.668
TOTAL	3,405,665,798.74	100.000
Marie L. Knowles
Affirmative	3,315,457,489.29	97.351
Withheld	90,208,309.45	2.649
TOTAL	3,405,665,798.74	100.000
Ned C. Lautenbach
Affirmative	3,310,768,692.66	97.214
Withheld	94,897,106.08	2.786
TOTAL	3,405,665,798.74	100.000
Peter S. Lynch
Affirmative	3,314,978,543.56	97.337
Withheld	90,687,255.18	2.663
TOTAL	3,405,665,798.74	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	3,313,592,730.62	97.296
Withheld	92,073,068.12	2.704
TOTAL	3,405,665,798.74	100.000
William O. McCoy
Affirmative	3,313,316,651.75	97.288
Withheld	92,349,146.99	2.712
TOTAL	3,405,665,798.74	100.000
William S. Stavropoulos
Affirmative	3,311,345,971.18	97.231
Withheld	94,319,827.56	2.769
TOTAL	3,405,665,798.74	100.000
PROPOSAL 4
To amend each fund's fundamental investment limitation concerning underwriting.
Massachusetts Municipal Money Market
	# of Votes Cast	% of Votes Cast
Affirmative	1,470,046,754.57	90.272
Against	73,062,802.14	4.487
Abstain	85,353,452.62	5.241
TOTAL	1,628,463,009.33	100.000
Broker Non-Votes	13,163,625.00
Spartan Massachusetts Municipal Money Market
	# of Votes Cast	% of Votes Cast
Affirmative	528,324,774.84	92.231
Against	30,944,198.59	5.402
Abstain	13,558,638.84	2.367
TOTAL	572,827,612.27	100.000
Broker Non-Votes	5.00
Spartan Massachusetts Municipal Income
	# of Votes Cast	% of Votes Cast
Affirmative	1,048,478,822.92	89.184
Against	60,854,096.01	5.176
Abstain	66,306,307.32	5.640
TOTAL	1,175,639,226.25	100.000
Broker Non-Votes	15,572,320.90
PROPOSAL 5
To amend each fund's fundamental investment limitation concerning lending.
Massachusetts Municipal Money Market
	# of Votes Cast	% of Votes Cast
Affirmative	1,464,980,593.60	89.961
Against	77,061,580.71	4.732
Abstain	86,420,835.02	5.307
TOTAL	1,628,463,009.33	100.000
Broker Non-Votes	13,163,625.00
Spartan Massachusetts Municipal Money Market
	# of Votes Cast	% of Votes Cast
Affirmative	528,412,439.06	92.246
Against	30,892,199.55	5.393
Abstain	13,522,973.66	2.361
TOTAL	572,827,612.27	100.000
Broker Non-Votes	5.00
Spartan Massachusetts Municipal Income
	# of Votes Cast	% of Votes Cast
Affirmative	1,047,494,418.90	89.100
Against	61,979,900.03	5.272
Abstain	66,164,907.32	5.628
TOTAL	1,175,639,226.25	100.000
Broker Non-Votes	15,572,320.90

*Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

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Management, Inc.

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Boston, MA

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and

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MAS-ANN-0302 155151
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